UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Industries Portfolio

September 30, 2005

VCI-QTLY-1105

1.807732.101

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares		Value
AUTOMOBILES - 1.2%
Automobile Manufacturers - 0.5%
Thor Industries, Inc.	1,300		$ 44,200
Motorcycle Manufacturers - 0.7%
Harley-Davidson, Inc.	1,500		72,660
TOTAL AUTOMOBILES			116,860
BEVERAGES - 6.1%
Distillers & Vintners - 1.2%
Brown-Forman Corp. Class B (non-vtg.)	300		17,862
Diageo PLC sponsored ADR	1,700		98,617
			116,479
Soft Drinks - 4.9%
PepsiCo, Inc.	2,700		153,117
The Coca-Cola Co.	7,530		325,221
			478,338
TOTAL BEVERAGES			594,817
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Commercial Printing - 0.3%
R.R. Donnelley & Sons Co.	700		25,949
Diversified Commercial & Professional Services - 0.5%
Cendant Corp.	2,400		49,536
TOTAL COMMERCIAL SERVICES & SUPPLIES			75,485
DIVERSIFIED CONSUMER SERVICES - 2.5%
Education Services - 1.5%
Apollo Group, Inc. Class A (a)	1,700		112,863
Bright Horizons Family Solutions, Inc. (a)	754		28,954
			141,817
Specialized Consumer Services - 1.0%
Steiner Leisure Ltd. (a)	1,728		58,700
Weight Watchers International, Inc. (a)	800		41,264
			99,964
TOTAL DIVERSIFIED CONSUMER SERVICES			241,781
ELECTRICAL EQUIPMENT - 0.5%
Electrical Components & Equipment - 0.5%
Evergreen Solar, Inc. (a)	5,100		47,583
FOOD & STAPLES RETAILING - 7.9%
Drug Retail - 2.4%
CVS Corp.	3,000		87,030
Walgreen Co.	3,400		147,730
			234,760
Food Retail - 1.1%
Whole Foods Market, Inc.	800		107,560

	Shares		Value
Hypermarkets & Super Centers - 4.4%
Costco Wholesale Corp.	2,200		$ 94,798
Wal-Mart Stores, Inc.	7,480		327,774
			422,572
TOTAL FOOD & STAPLES RETAILING			764,892
FOOD PRODUCTS - 3.7%
Packaged Foods & Meats - 3.7%
Diamond Foods, Inc.	1,400		23,940
Lindt & Spruengli AG (participation certificate)	35		58,798
Nestle SA sponsored ADR	2,000		147,000
Smithfield Foods, Inc. (a)	3,500		103,880
The J.M. Smucker Co.	600		29,124
			362,742
HOTELS, RESTAURANTS & LEISURE - 12.7%
Casinos & Gaming - 2.2%
Aristocrat Leisure Ltd.	4,300		38,863
Harrah's Entertainment, Inc.	320		20,861
International Game Technology	1,400		37,800
MGM MIRAGE (a)	1,800		78,786
Station Casinos, Inc.	300		19,908
WMS Industries, Inc. (a)	800		22,504
			218,722
Hotels, Resorts & Cruise Lines - 4.0%
Carnival Corp. unit	2,600		129,948
Hilton Hotels Corp.	2,400		53,568
Kerzner International Ltd. (a)	500		27,775
Royal Caribbean Cruises Ltd.	1,900		82,080
Starwood Hotels & Resorts Worldwide, Inc. unit	1,700		97,189
			390,560
Leisure Facilities - 0.2%
International Speedway Corp. Class A	300		15,741
Restaurants - 6.3%
Brinker International, Inc.	1,530		57,467
Buffalo Wild Wings, Inc. (a)	4,200		111,300
CBRL Group, Inc.	600		20,196
Domino's Pizza, Inc.	1,450		33,814
McDonald's Corp.	6,710		224,718
Outback Steakhouse, Inc.	2,080		76,128
Starbucks Corp. (a)	800		40,080
Wendy's International, Inc.	980		44,247
			607,950
TOTAL HOTELS, RESTAURANTS & LEISURE			1,232,973
Common Stocks - continued
	Shares		Value
HOUSEHOLD PRODUCTS - 7.5%
Household Products - 7.5%
Colgate-Palmolive Co.	1,800		$ 95,022
Procter & Gamble Co.	10,640		632,652
			727,674
INTERNET & CATALOG RETAIL - 3.7%
Catalog Retail - 0.4%
Coldwater Creek, Inc. (a)	1,700		42,874
Internet Retail - 3.3%
eBay, Inc. (a)	7,700		317,240
TOTAL INTERNET & CATALOG RETAIL			360,114
INTERNET SOFTWARE & SERVICES - 8.2%
Internet Software & Services - 8.2%
Google, Inc. Class A (sub. vtg.) (a)	1,500		474,690
Homestore, Inc. (a)	48		209
Sina Corp. (a)	1,000		27,500
Yahoo!, Inc. (a)	8,664		293,190
			795,589
LEISURE EQUIPMENT & PRODUCTS - 4.0%
Leisure Products - 4.0%
Brunswick Corp.	4,400		166,012
K2, Inc. (a)	1,700		19,380
MarineMax, Inc. (a)	1,900		48,431
Polaris Industries, Inc.	800		39,640
RC2 Corp. (a)	400		13,504
SCP Pool Corp.	2,750		96,058
			383,025
MEDIA - 10.2%
Advertising - 2.4%
JC Decaux SA (a)	3,700		81,671
Omnicom Group, Inc.	1,800		150,534
			232,205
Broadcasting & Cable TV - 1.6%
E.W. Scripps Co. Class A	1,200		59,964
SBS Broadcasting SA (a)	600		32,616
Univision Communications, Inc. Class A (a)	2,400		63,672
			156,252
Movies & Entertainment - 4.1%
News Corp. Class A	13,841		215,781
Walt Disney Co.	7,300		176,149
			391,930
Publishing - 2.1%
Gannett Co., Inc.	380		26,155
McGraw-Hill Companies, Inc.	1,700		81,668

	Shares		Value
Reuters Group PLC sponsored ADR	600		$ 23,766
Washington Post Co. Class B	90		72,225
			203,814
TOTAL MEDIA			984,201
MULTILINE RETAIL - 7.1%
Department Stores - 3.8%
Federated Department Stores, Inc.	1,500		100,305
JCPenney Co., Inc.	1,200		56,904
Nordstrom, Inc.	1,500		51,480
Saks, Inc.	1,600		29,600
Sears Holdings Corp. (a)	1,000		124,420
			362,709
General Merchandise Stores - 3.3%
Family Dollar Stores, Inc.	1,460		29,010
Target Corp.	5,600		290,808
			319,818
TOTAL MULTILINE RETAIL			682,527
PERSONAL PRODUCTS - 2.9%
Personal Products - 2.9%
Avon Products, Inc.	3,700		99,900
Gillette Co.	3,100		180,420
			280,320
REAL ESTATE - 0.4%
Real Estate Investment Trusts - 0.4%
MeriStar Hospitality Corp. (a)	4,200		38,346
SOFTWARE - 1.0%
Home Entertainment Software - 1.0%
Activision, Inc. (a)	1,800		36,810
Electronic Arts, Inc. (a)	1,000		56,890
			93,700
SPECIALTY RETAIL - 10.2%
Apparel Retail - 2.9%
Aeropostale, Inc. (a)	1,600		34,000
American Eagle Outfitters, Inc.	1,100		25,883
bebe Stores, Inc.	1,500		26,250
Chico's FAS, Inc. (a)	1,900		69,920
Foot Locker, Inc.	1,800		39,492
Hot Topic, Inc. (a)	1,300		19,968
Urban Outfitters, Inc. (a)	2,400		70,560
			286,073
Computer & Electronics Retail - 1.8%
Best Buy Co., Inc.	3,050		132,767
GameStop Corp.:
Class A (a)	1,000		31,470
Class B (a)	300		8,517
			172,754
Common Stocks - continued
	Shares		Value
SPECIALTY RETAIL - CONTINUED
Home Improvement Retail - 1.9%
Lowe's Companies, Inc.	2,900		$ 186,760
Specialty Stores - 3.6%
AC Moore Arts & Crafts, Inc. (a)	2,000		38,360
Guitar Center, Inc. (a)	1,100		60,731
Michaels Stores, Inc.	800		26,448
Office Depot, Inc. (a)	2,600		77,220
OfficeMax, Inc.	600		19,002
PETsMART, Inc.	800		17,424
Sports Authority, Inc. (a)	300		8,832
Staples, Inc.	4,550		97,006
			345,023
TOTAL SPECIALTY RETAIL			990,610
TEXTILES, APPAREL & LUXURY GOODS - 4.8%
Apparel, Accessories & Luxury Goods - 3.5%
Carter's, Inc. (a)	1,800		102,240
Coach, Inc. (a)	1,700		53,312
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	600		16,374
Liz Claiborne, Inc.	2,300		90,436
Polo Ralph Lauren Corp. Class A	1,200		60,360
Quiksilver, Inc. (a)	1,500		21,675
			344,397
Footwear - 1.3%
NIKE, Inc. Class B	1,500		122,520
TOTAL TEXTILES, APPAREL & LUXURY GOODS			466,917
TOTAL COMMON STOCKS (Cost $7,937,651)		9,240,156
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 3.82% (b) (Cost $264,567)	264,567		264,567
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $8,202,218)			9,504,723
NET OTHER ASSETS - 1.9%		185,487
NET ASSETS - 100%			$ 9,690,210
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $8,217,911. Net unrealized appreciation aggregated $1,286,812, of which $1,627,926 related to appreciated investment securities and $341,114 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Cyclical Industries Portfolio

September 30, 2005

VCY-QTLY-1105

1.807737.101

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
AEROSPACE & DEFENSE - 13.7%
Aerospace & Defense - 13.7%
BE Aerospace, Inc. (a)	20,500	$ 339,685
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	3,860
General Dynamics Corp.	1,100	131,505
Goodrich Corp.	4,100	181,794
Hexcel Corp. (a)	18,100	331,049
Honeywell International, Inc.	40,000	1,500,000
L-3 Communications Holdings, Inc.	3,900	308,373
Lockheed Martin Corp.	5,170	315,577
Meggitt PLC	23,100	132,168
Precision Castparts Corp.	9,000	477,900
Raytheon Co.	14,100	536,082
Rockwell Collins, Inc.	11,720	566,310
Rolls-Royce Group PLC	16,833	110,939
The Boeing Co.	15,710	1,067,495
United Technologies Corp.	27,100	1,404,864
		7,407,601
AIR FREIGHT & LOGISTICS - 5.6%
Air Freight & Logistics - 5.6%
C.H. Robinson Worldwide, Inc.	4,900	314,188
Expeditors International of Washington, Inc.	4,600	261,188
FedEx Corp.	10,200	888,726
Forward Air Corp.	6,660	245,354
Hub Group, Inc. Class A (a)	11,664	428,185
Park-Ohio Holdings Corp. (a)	13,247	232,617
United Parcel Service, Inc. Class B	5,400	373,302
UTI Worldwide, Inc.	3,404	264,491
		3,008,051
AIRLINES - 1.6%
Airlines - 1.6%
AirTran Holdings, Inc. (a)	49,300	624,138
Alaska Air Group, Inc. (a)	5,300	154,018
Ryanair Holdings PLC sponsored ADR (a)	2,100	95,613
US Airways Group, Inc. (a)	700	14,707
		888,476
AUTO COMPONENTS - 2.7%
Auto Parts & Equipment - 2.5%
American Axle & Manufacturing Holdings, Inc.	2,200	50,776
Amerigon, Inc. (a)	31,400	183,690
BorgWarner, Inc.	2,000	112,920
Delphi Corp. (a)	119,300	329,268
Gentex Corp.	8,000	139,200
Johnson Controls, Inc.	5,800	359,890
Lear Corp.	4,600	156,262
		1,332,006

	Shares	Value
Tires & Rubber - 0.2%
Continental AG sponsored ADR	1,400	$ 115,430
TOTAL AUTO COMPONENTS		1,447,436
AUTOMOBILES - 0.6%
Automobile Manufacturers - 0.6%
Honda Motor Co. Ltd. sponsored ADR	3,700	105,080
Hyundai Motor Co.	1,220	95,285
Toyota Motor Corp. sponsored ADR	1,400	129,318
		329,683
BUILDING PRODUCTS - 1.2%
Building Products - 1.2%
American Standard Companies, Inc.	3,110	144,771
Masco Corp.	10,720	328,890
Quixote Corp.	9,400	201,066
		674,727
CHEMICALS - 14.4%
Commodity Chemicals - 2.1%
Celanese Corp. Class A	15,700	270,825
Georgia Gulf Corp.	4,800	115,584
Lyondell Chemical Co.	136	3,892
NOVA Chemicals Corp.	12,000	441,252
Pioneer Companies, Inc. (a)	8,500	204,510
Westlake Chemical Corp.	3,900	105,612
		1,141,675
Diversified Chemicals - 4.2%
Ashland, Inc.	5,400	298,296
Dow Chemical Co.	29,900	1,245,933
Eastman Chemical Co.	2,300	108,031
FMC Corp. (a)	11,430	654,025
		2,306,285
Fertilizers & Agricultural Chemicals - 3.2%
Agrium, Inc.	18,600	409,245
Monsanto Co.	6,500	407,875
Mosaic Co. (a)	24,400	390,888
Potash Corp. of Saskatchewan	4,500	419,345
The Scotts Co. Class A	1,100	96,723
		1,724,076
Industrial Gases - 2.3%
Air Products & Chemicals, Inc.	12,000	661,680
Airgas, Inc.	8,300	245,929
Praxair, Inc.	6,800	325,924
		1,233,533
Specialty Chemicals - 2.6%
Albemarle Corp.	8,300	312,910
Chemtura Corp.	20,819	258,572
Cytec Industries, Inc.	3,500	151,830
Ecolab, Inc.	7,400	236,282
H.B. Fuller Co.	3,700	114,996
Lubrizol Corp.	3,200	138,656
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Specialty Chemicals - continued
Minerals Technologies, Inc.	800	$ 45,768
Rohm & Haas Co.	3,300	135,729
		1,394,743
TOTAL CHEMICALS		7,800,312
COMMERCIAL SERVICES & SUPPLIES - 3.0%
Diversified Commercial & Professional Services - 0.7%
Cintas Corp.	3,300	135,465
CRA International, Inc. (a)	2,400	100,056
LECG Corp. (a)	5,800	133,400
		368,921
Environmental & Facility Services - 0.7%
Waste Connections, Inc. (a)	5,600	196,448
Waste Management, Inc.	1,100	31,471
Waste Services, Inc. (a)	42,100	155,770
		383,689
Human Resource & Employment Services - 1.4%
CDI Corp.	15,300	451,962
Robert Half International, Inc.	9,500	338,105
		790,067
Office Services & Supplies - 0.2%
Herman Miller, Inc.	2,966	89,870
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,632,547
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
Harris Corp.	7,300	305,140
CONSTRUCTION & ENGINEERING - 10.6%
Construction & Engineering - 10.6%
Chicago Bridge & Iron Co. NV (NY Shares)	14,500	450,805
Comfort Systems USA, Inc. (a)	16,000	140,960
Dycom Industries, Inc. (a)	24,000	485,280
Fluor Corp.	39,600	2,549,445
Foster Wheeler Ltd. (a)	11,370	351,219
Jacobs Engineering Group, Inc. (a)	2,500	168,500
Perini Corp. (a)	26,700	485,940
Shaw Group, Inc. (a)	28,500	702,810
SNC-Lavalin Group, Inc.	6,300	407,013
URS Corp. (a)	500	20,195
		5,762,167
CONSTRUCTION MATERIALS - 1.7%
Construction Materials - 1.7%
Florida Rock Industries, Inc.	900	57,681
Lafarge North America, Inc.	13	879

	Shares	Value
Martin Marietta Materials, Inc.	5,000	$ 392,300
Vulcan Materials Co.	6,500	482,365
		933,225
CONTAINERS & PACKAGING - 1.0%
Metal & Glass Containers - 1.0%
Crown Holdings, Inc. (a)	6,800	108,392
Owens-Illinois, Inc. (a)	20,250	417,555
		525,947
DIVERSIFIED CONSUMER SERVICES - 0.1%
Education Services - 0.1%
Education Management Corp. (a)	2,200	70,928
ELECTRICAL EQUIPMENT - 2.1%
Electrical Components & Equipment - 1.7%
AMETEK, Inc.	2,300	98,831
C&D Technologies, Inc.	9,200	86,572
Emerson Electric Co.	100	7,180
NEOMAX Co. Ltd.	5,000	142,837
Rockwell Automation, Inc.	5,000	264,500
Roper Industries, Inc.	5,940	233,383
Ultralife Batteries, Inc. (a)	6,500	83,980
		917,283
Heavy Electrical Equipment - 0.4%
Shanghai Electric (Group) Corp. (H Shares)	612,000	207,094
TOTAL ELECTRICAL EQUIPMENT		1,124,377
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Electronic Equipment & Instruments - 0.1%
FARO Technologies, Inc. (a)	2,200	42,878
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Varian, Inc. (a)	1,600	54,912
HOUSEHOLD DURABLES - 5.3%
Home Furnishings - 0.7%
Interface, Inc. Class A (a)	46,274	382,223
Homebuilding - 4.6%
D.R. Horton, Inc.	14,800	536,056
KB Home	9,300	680,760
Pulte Homes, Inc.	2,000	85,840
Ryland Group, Inc.	6,880	470,730
Toll Brothers, Inc. (a)	16,400	732,588
		2,505,974
TOTAL HOUSEHOLD DURABLES		2,888,197
INDUSTRIAL CONGLOMERATES - 6.9%
Industrial Conglomerates - 6.9%
3M Co.	14,960	1,097,466
General Electric Co.	15,060	507,070
Smiths Group PLC	12,100	204,757
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - CONTINUED
Industrial Conglomerates - continued
Textron, Inc.	1,700	$ 121,924
Tyco International Ltd.	65,240	1,816,934
		3,748,151
IT SERVICES - 0.3%
IT Consulting & Other Services - 0.3%
Anteon International Corp. (a)	2,000	85,520
SI International, Inc. (a)	2,000	61,940
		147,460
MACHINERY - 12.7%
Construction & Farm Machinery & Heavy Trucks - 8.4%
Bucyrus International, Inc. Class A	14,600	717,298
Caterpillar, Inc.	20,300	1,192,625
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	7,190	161,921
Deere & Co.	12,300	752,760
Joy Global, Inc.	18,650	941,079
Manitowoc Co., Inc.	5,100	256,275
Navistar International Corp. (a)	5,980	193,931
PACCAR, Inc.	40	2,716
Samsung Heavy Industries Ltd.	12,200	177,710
Toro Co.	1,200	44,112
Wabash National Corp.	5,300	104,198
		4,544,625
Industrial Machinery - 4.3%
Actuant Corp. Class A	3,100	145,080
Albany International Corp. Class A	3,700	136,419
Briggs & Stratton Corp.	4,600	159,114
Danaher Corp.	6,000	322,980
Dover Corp.	8,800	358,952
Hardinge, Inc.	6,000	88,125
IDEX Corp.	3,300	140,415
ITT Industries, Inc.	4,500	511,200
Kaydon Corp.	3,900	110,799
Kennametal, Inc.	1	49
Pall Corp.	200	5,500
Pentair, Inc.	2,480	90,520
Timken Co.	3,600	106,668
Watts Water Technologies, Inc. Class A	6,600	190,410
		2,366,231
TOTAL MACHINERY		6,910,856
MARINE - 2.8%
Marine - 2.8%
Alexander & Baldwin, Inc.	4,560	242,774
Camillo Eitzen & Co. ASA	200	2,282
Diana Shipping, Inc.	8,900	146,850

	Shares	Value
DryShips, Inc.	400	$ 6,892
Excel Maritime Carriers Ltd. (a)	300	4,818
Odfjell ASA (A Shares)	24,400	540,050
Stolt-Nielsen SA	14,000	558,825
		1,502,491
METALS & MINING - 0.7%
Steel - 0.7%
Allegheny Technologies, Inc.	3,000	92,940
Carpenter Technology Corp.	3,300	193,413
IPSCO, Inc.	1,600	113,759
		400,112
OIL, GAS & CONSUMABLE FUELS - 0.9%
Coal & Consumable Fuels - 0.2%
Massey Energy Co.	1,800	91,926
Oil & Gas Storage & Transport - 0.7%
OMI Corp.	7,100	126,877
Overseas Shipholding Group, Inc.	4,200	244,986
		371,863
TOTAL OIL, GAS & CONSUMABLE FUELS		463,789
ROAD & RAIL - 7.3%
Railroads - 5.9%
Burlington Northern Santa Fe Corp.	20,200	1,207,960
Canadian National Railway Co.	9,200	652,847
Canadian Pacific Railway Ltd.	9,100	391,677
Norfolk Southern Corp.	23,660	959,650
		3,212,134
Trucking - 1.4%
Laidlaw International, Inc.	14,400	348,048
Landstar System, Inc.	10,356	414,551
		762,599
TOTAL ROAD & RAIL		3,974,733
SPECIALTY RETAIL - 0.4%
Computer & Electronics Retail - 0.0%
GameStop Corp. Class B (a)	900	25,551
Home Improvement Retail - 0.4%
Sherwin-Williams Co.	4,400	193,908
TOTAL SPECIALTY RETAIL		219,459
TRADING COMPANIES & DISTRIBUTORS - 2.4%
Trading Companies & Distributors - 2.4%
Finning International, Inc.	11,700	402,949
MSC Industrial Direct Co., Inc. Class A	10,500	348,285
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - CONTINUED
Trading Companies & Distributors - continued
United Rentals, Inc. (a)	5,600	$ 110,376
WESCO International, Inc. (a)	12,600	426,762
		1,288,372
TOTAL COMMON STOCKS (Cost $45,682,929)		53,552,027
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 3.82% (b) (Cost $673,475)	673,475	673,475
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $46,356,404)		54,225,502
NET OTHER ASSETS - 0.0%			(296)
NET ASSETS - 100%		$ 54,225,206
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $46,657,208. Net unrealized appreciation aggregated $7,568,294, of which $8,950,738 related to appreciated investment securities and $1,382,444 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Financial Services Portfolio

September 30, 2005

VFS-QTLY-1105

1.807734.101

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CAPITAL MARKETS - 16.3%
Asset Management & Custody Banks - 4.5%
American Capital Strategies Ltd.	1,000	$ 36,660
Bank of New York Co., Inc.	3,350	98,524
Calamos Asset Management, Inc. Class A	1,200	29,616
Federated Investors, Inc. Class B (non-vtg.)	1,580	52,503
FirstCity Financial Corp. (a)	2,228	27,182
Franklin Resources, Inc.	3,200	268,672
Investors Financial Services Corp.	4,900	161,210
Legg Mason, Inc.	1,400	153,566
National Financial Partners Corp.	1,100	49,654
Northern Trust Corp.	3,950	199,673
Nuveen Investments, Inc. Class A	1,900	74,841
State Street Corp.	3,900	190,788
		1,342,889
Diversified Capital Markets - 1.9%
Deutsche Bank AG (NY Shares)	400	37,408
UBS AG (NY Shares)	6,000	513,000
		550,408
Investment Banking & Brokerage - 9.9%
Ameritrade Holding Corp. (a)	2,935	63,044
Bear Stearns Companies, Inc.	980	107,555
Charles Schwab Corp.	7,400	106,782
E*TRADE Financial Corp. (a)	24,200	425,920
Goldman Sachs Group, Inc.	4,240	515,499
LaBranche & Co., Inc. (a)	2,230	19,379
Lazard Ltd. Class A	3,700	93,610
Lehman Brothers Holdings, Inc.	1,380	160,742
Merrill Lynch & Co., Inc.	17,000	1,042,950
Morgan Stanley	5,410	291,815
Piper Jaffray Companies (a)	183	5,464
TradeStation Group, Inc. (a)	11,620	117,827
		2,950,587
TOTAL CAPITAL MARKETS		4,843,884
COMMERCIAL BANKS - 22.5%
Diversified Banks - 19.5%
Banco Popolare di Verona e Novara	7,600	143,416
Bangkok Bank Ltd. PCL (For. Reg.)	26,300	73,047
Bank of America Corp.	36,696	1,544,902
HDFC Bank Ltd. sponsored ADR	5,000	256,000
HSBC Holdings PLC sponsored ADR	205	16,652
Korea Exchange Bank (a)	7,730	86,300
National Bank of Canada	4,900	253,682
Royal Bank of Canada	3,560	259,329
Standard Chartered PLC (United Kingdom)	12,300	265,439
State Bank of India	7,360	177,074

	Shares	Value
U.S. Bancorp, Delaware	18,600	$ 522,288
Wachovia Corp.	18,197	865,995
Wells Fargo & Co.	22,800	1,335,396
		5,799,520
Regional Banks - 3.0%
Cathay General Bancorp	4,662	165,315
Center Financial Corp., California	4,500	105,750
City National Corp.	700	49,063
East West Bancorp, Inc.	900	30,636
M&T Bank Corp.	600	63,426
Nara Bancorp, Inc.	400	5,980
North Fork Bancorp, Inc., New York	2,850	72,675
SVB Financial Group (a)	2,200	107,008
Synovus Financial Corp.	100	2,772
UCBH Holdings, Inc.	3,600	65,952
UnionBanCal Corp.	1,700	118,524
Westcorp	2,000	117,800
		904,901
TOTAL COMMERCIAL BANKS		6,704,421
CONSUMER FINANCE - 7.7%
Consumer Finance - 7.7%
Advanta Corp. Class B	1,700	47,991
American Express Co.	23,040	1,323,418
Capital One Financial Corp.	2,300	182,896
Dollar Financial Corp.	17,839	213,890
MBNA Corp.	11,905	293,339
SLM Corp.	4,440	238,162
		2,299,696
DIVERSIFIED CONSUMER SERVICES - 0.8%
Specialized Consumer Services - 0.8%
Jackson Hewitt Tax Service, Inc.	9,600	229,536
DIVERSIFIED FINANCIAL SERVICES - 8.7%
Other Diversifed Financial Services - 7.2%
Citigroup, Inc.	15,030	684,166
Indiabulls Financial Services Ltd.	8,335	37,593
Infrastructure Development Finance Co. Ltd.	2,654	4,284
JPMorgan Chase & Co.	41,738	1,416,170
		2,142,213
Specialized Finance - 1.5%
Asset Acceptance Capital Corp. (a)	4,714	141,279
CIT Group, Inc.	4,600	207,828
Encore Capital Group, Inc. (a)	1,600	28,544
Marlin Business Services Corp. (a)	2,917	67,208
		444,859
TOTAL DIVERSIFIED FINANCIAL SERVICES		2,587,072
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - 1.8%
Industrial Conglomerates - 1.8%
General Electric Co.	15,900	$ 535,353
INSURANCE - 30.4%
Insurance Brokers - 0.3%
Hilb Rogal & Hobbs Co.	400	14,928
Marsh & McLennan Companies, Inc.	2,800	85,092
		100,020
Life & Health Insurance - 5.4%
AFLAC, Inc.	7,900	357,870
Lincoln National Corp.	500	26,010
MetLife, Inc.	9,210	458,934
Protective Life Corp.	1,200	49,416
Prudential Financial, Inc.	3,900	263,484
Sun Life Financial, Inc.	9,990	375,076
Torchmark Corp.	1,200	63,396
		1,594,186
Multi-Line Insurance - 11.4%
American International Group, Inc.	45,610	2,825,993
Genworth Financial, Inc. Class A (non-vtg.)	1,400	45,136
Hartford Financial Services Group, Inc.	5,360	413,631
HCC Insurance Holdings, Inc.	3,030	86,446
Unitrin, Inc.	600	28,476
		3,399,682
Property & Casualty Insurance - 8.6%
ACE Ltd.	14,850	698,990
Allstate Corp.	1,700	93,993
AMBAC Financial Group, Inc.	3,910	281,755
Aspen Insurance Holdings Ltd.	7,800	230,490
Axis Capital Holdings Ltd.	4,500	128,295
Berkshire Hathaway, Inc. Class B (a)	101	275,831
Fidelity National Financial, Inc.	2,442	108,718
James River Group, Inc.	900	15,840
MBIA, Inc.	1,360	82,443
The St. Paul Travelers Companies, Inc.	7,900	354,473
XL Capital Ltd. Class A	4,100	278,923
		2,549,751
Reinsurance - 4.7%
Endurance Specialty Holdings Ltd.	15,760	537,574
Max Re Capital Ltd.	5,199	128,883
Montpelier Re Holdings Ltd.	5,300	131,705
PartnerRe Ltd.	4,000	256,200
Platinum Underwriters Holdings Ltd.	7,700	230,153
Scottish Re Group Ltd.	5,300	126,352
		1,410,867
TOTAL INSURANCE		9,054,506

	Shares	Value
REAL ESTATE - 4.0%
Real Estate Investment Trusts - 4.0%
Apartment Investment & Management Co. Class A	2,530	$ 98,113
CBL & Associates Properties, Inc.	1,800	73,782
Digital Realty Trust, Inc.	3,400	61,200
Duke Realty Corp.	1,830	62,000
Equity Lifestyle Properties, Inc.	1,000	45,000
Equity Residential (SBI)	3,690	139,667
Federal Realty Investment Trust (SBI)	580	35,339
General Growth Properties, Inc.	1,100	49,423
Healthcare Realty Trust, Inc.	3,400	136,476
Kimco Realty Corp.	1,600	50,272
Reckson Associates Realty Corp.	1,800	62,190
Simon Property Group, Inc.	3,800	281,656
The Mills Corp.	700	38,556
United Dominion Realty Trust, Inc. (SBI)	2,000	47,400
Vornado Realty Trust	60	5,197
		1,186,271
THRIFTS & MORTGAGE FINANCE - 7.6%
Thrifts & Mortgage Finance - 7.6%
Countrywide Financial Corp.	8,484	279,802
Doral Financial Corp.	1,850	24,180
Downey Financial Corp.	500	30,450
Fannie Mae	11,950	535,599
Freddie Mac	1,300	73,398
Golden West Financial Corp., Delaware	4,600	273,194
Housing Development Finance Corp. Ltd.	4,872	115,208
Hudson City Bancorp, Inc.	16,479	196,100
Hypo Real Estate Holding AG	2,100	106,190
MGIC Investment Corp.	1,200	77,040
Radian Group, Inc.	1,625	86,288
Sovereign Bancorp, Inc.	5,590	123,204
The PMI Group, Inc.	2,300	91,701
W Holding Co., Inc.	9,148	87,455
Washington Mutual, Inc.	3,700	145,114
		2,244,923
TOTAL COMMON STOCKS (Cost $23,521,960)		29,685,662
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 3.82% (b)	104,935	$ 104,935
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	354,925	354,925
TOTAL MONEY MARKET FUNDS (Cost $459,860)		459,860
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $23,981,820)		30,145,522
NET OTHER ASSETS - (1.4)%		(407,623)
NET ASSETS - 100%		$ 29,737,899
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $24,096,476. Net unrealized appreciation aggregated $6,049,046, of which $6,596,080 related to appreciated investment securities and $547,034 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2005 Portfolio

September 30, 2005

VIPF2005-QTLY-1105

1.822342.100

Showing Percentage of Total Value of Investment in Securities

Investments September 30, 2005 (Unaudited)

Equity Funds - 46.2%
	Shares	Value
Domestic Equity Funds - 40.9%
VIP Contrafund Portfolio Initial Class	11,620	$ 347,082
VIP Equity-Income Portfolio Initial Class	15,700	388,423
VIP Growth & Income Portfolio Initial Class	27,909	399,097
VIP Growth Portfolio Initial Class	11,923	389,180
VIP Mid Cap Portfolio Initial Class	4,303	145,272
VIP Value Portfolio Initial Class	26,965	333,828
VIP Value Strategies Portfolio Initial Class	10,235	136,836
TOTAL DOMESTIC EQUITY FUNDS		2,139,718
International Equity Funds - 5.3%
VIP Overseas Portfolio Initial Class	14,597	276,607
TOTAL EQUITY FUNDS (Cost $2,313,129)		2,416,325
Fixed-Income Funds - 44.0%

High Yield Fixed-Income Funds - 4.9%
VIP High Income Portfolio Initial Class	39,446	259,157
Investment Grade Fixed-Income Funds - 39.1%
VIP Investment Grade Bond Portfolio Initial Class	160,887	2,041,654
TOTAL FIXED-INCOME FUNDS (Cost $2,294,216)		2,300,811
Short-Term Funds - 9.8%

VIP Money Market Portfolio Initial Class (Cost $509,958)	509,958	509,958
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,117,303)		$ 5,227,094
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,117,303. Net unrealized appreciation aggregated $109,791, of which $112,874 related to appreciated investment securities and $3,083 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2010 Portfolio

September 30, 2005

VIPF2010-QTLY-1105

1.822344.100

Showing Percentage of Total Value of Investment in Securities

Investments September 30, 2005 (Unaudited)

Equity Funds - 48.3%
	Shares	Value
Domestic Equity Funds - 42.6%
VIP Contrafund Portfolio Initial Class	33,918	$ 1,013,134
VIP Equity-Income Portfolio Initial Class	45,974	1,137,395
VIP Growth & Income Portfolio Initial Class	81,770	1,169,310
VIP Growth Portfolio Initial Class	34,835	1,137,015
VIP Mid Cap Portfolio Initial Class	12,599	425,356
VIP Value Portfolio Initial Class	78,996	977,974
VIP Value Strategies Portfolio Initial Class	29,939	400,280
TOTAL DOMESTIC EQUITY FUNDS		6,260,464
International Equity Funds - 5.7%
VIP Overseas Portfolio Initial Class	44,385	841,100
TOTAL EQUITY FUNDS (Cost $6,862,249)		7,101,564
Fixed-Income Funds - 43.1%

High Yield Fixed-Income Funds - 5.2%
VIP High Income Portfolio Initial Class	115,738	760,402
Investment Grade Fixed-Income Funds - 37.9%
VIP Investment Grade Bond Portfolio Initial Class	439,314	5,574,898
TOTAL FIXED-INCOME FUNDS (Cost $6,326,215)		6,335,300
Short-Term Funds - 8.6%

VIP Money Market Portfolio Initial Class (Cost $1,264,910)	1,264,910	1,264,910
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $14,453,374)		$ 14,701,774
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $14,453,419. Net unrealized appreciation aggregated $248,355, of which $262,259 related to appreciated investment securities and $13,904 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2015 Portfolio

September 30, 2005

VIPF2015-QTLY-1105

1.822346.100

Showing Percentage of Total Value of Investment in Securities

Investments September 30, 2005 (Unaudited)

Equity Funds - 60.4%
	Shares	Value
Domestic Equity Funds - 51.6%
VIP Contrafund Portfolio Initial Class	35,391	$ 1,057,124
VIP Equity-Income Portfolio Initial Class	48,194	1,192,331
VIP Growth & Income Portfolio Initial Class	85,470	1,222,218
VIP Growth Portfolio Initial Class	36,531	1,192,382
VIP Mid Cap Portfolio Initial Class	13,116	442,791
VIP Value Portfolio Initial Class	82,787	1,024,897
VIP Value Strategies Portfolio Initial Class	31,459	420,612
TOTAL DOMESTIC EQUITY FUNDS		6,552,355
International Equity Funds - 8.8%
VIP Overseas Portfolio Initial Class	59,434	1,126,280
TOTAL EQUITY FUNDS (Cost $7,437,664)		7,678,635
Fixed-Income Funds - 36.3%

High Yield Fixed-Income Funds - 6.7%
VIP High Income Portfolio Initial Class	128,641	845,173
Investment Grade Fixed-Income Funds - 29.6%
VIP Investment Grade Bond Portfolio Initial Class	296,713	3,765,282
TOTAL FIXED-INCOME FUNDS (Cost $4,609,618)		4,610,455
Short-Term Funds - 3.3%

VIP Money Market Portfolio Initial Class (Cost $413,278)	413,278	413,278
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $12,460,560)		$ 12,702,368
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $12,460,560. Net unrealized appreciation aggregated $241,808, of which $258,782 related to appreciated investment securities and $16,974 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2020 Portfolio

September 30, 2005

VIPF2020-QTLY-1105

1.822349.100

Showing Percentage of Total Value of Investment in Securities

Investments September 30, 2005 (Unaudited)

Equity Funds - 69.4%
	Shares	Value
Domestic Equity Funds - 59.0%
VIP Contrafund Portfolio Initial Class	72,960	$ 2,179,317
VIP Equity-Income Portfolio Initial Class	99,211	2,454,479
VIP Growth & Income Portfolio Initial Class	175,864	2,514,849
VIP Growth Portfolio Initial Class	75,155	2,453,061
VIP Mid Cap Portfolio Initial Class	27,007	911,767
VIP Value Portfolio Initial Class	170,657	2,112,732
VIP Value Strategies Portfolio Initial Class	64,747	865,669
TOTAL DOMESTIC EQUITY FUNDS		13,491,874
International Equity Funds - 10.4%
VIP Overseas Portfolio Initial Class	124,717	2,363,382
TOTAL EQUITY FUNDS (Cost $15,394,578)		15,855,256
Fixed-Income Funds - 30.4%

High Yield Fixed-Income Funds - 7.4%
VIP High Income Portfolio Initial Class	256,406	1,684,590
Investment Grade Fixed-Income Funds - 23.0%
VIP Investment Grade Bond Portfolio Initial Class	414,832	5,264,223
TOTAL FIXED-INCOME FUNDS (Cost $6,941,718)		6,948,813
Short-Term Funds - 0.2%

VIP Money Market Portfolio Initial Class (Cost $49,508)	49,508	49,508
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $22,385,804)		$ 22,853,577
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $22,385,812. Net unrealized appreciation aggregated $467,765, of which $494,666 related to appreciated investment securities and $26,901 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2025 Portfolio

September 30, 2005

VIPF2025-QTLY-1105

1.822350.100

Showing Percentage of Total Value of Investment in Securities

Investments September 30, 2005 (Unaudited)

Equity Funds - 75.3%
	Shares	Value
Domestic Equity Funds - 64.0%
VIP Contrafund Portfolio Initial Class	16,049	$ 479,375
VIP Equity-Income Portfolio Initial Class	21,740	537,860
VIP Growth & Income Portfolio Initial Class	38,462	550,011
VIP Growth Portfolio Initial Class	16,523	539,322
VIP Mid Cap Portfolio Initial Class	5,942	200,600
VIP Value Portfolio Initial Class	37,391	462,899
VIP Value Strategies Portfolio Initial Class	14,283	190,964
TOTAL DOMESTIC EQUITY FUNDS		2,961,031
International Equity Funds - 11.3%
VIP Overseas Portfolio Initial Class	27,629	523,570
TOTAL EQUITY FUNDS (Cost $3,342,565)		3,484,601
Fixed-Income Funds - 24.6%

High Yield Fixed-Income Funds - 7.3%
VIP High Income Portfolio Initial Class	51,681	339,542
Investment Grade Fixed-Income Funds - 17.3%
VIP Investment Grade Bond Portfolio Initial Class	62,882	797,977
TOTAL FIXED-INCOME FUNDS (Cost $1,133,006)		1,137,519
Short-Term Funds - 0.1%

VIP Money Market Portfolio Initial Class (Cost $4,509)	4,509	4,509
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,480,080)		$ 4,626,629
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $4,480,080. Net unrealized appreciation aggregated $146,549, of which $152,295 related to appreciated investment securities and $5,746 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2030 Portfolio

September 30, 2005

VIPF2030-QTLY-1105

1.822347.100

Showing Percentage of Total Value of Investment in Securities

Investments September 30, 2005 (Unaudited)

Equity Funds - 82.7%
	Shares	Value
Domestic Equity Funds - 69.9%
VIP Contrafund Portfolio Initial Class	45,370	$ 1,355,191
VIP Equity-Income Portfolio Initial Class	61,708	1,526,648
VIP Growth & Income Portfolio Initial Class	109,216	1,561,785
VIP Growth Portfolio Initial Class	46,833	1,528,615
VIP Mid Cap Portfolio Initial Class	16,815	567,658
VIP Value Portfolio Initial Class	106,129	1,313,872
VIP Value Strategies Portfolio Initial Class	40,372	539,775
TOTAL DOMESTIC EQUITY FUNDS		8,393,544
International Equity Funds - 12.8%
VIP Overseas Portfolio Initial Class	81,274	1,540,138
TOTAL EQUITY FUNDS (Cost $9,581,607)		9,933,682
Fixed-Income Funds - 17.2%

High Yield Fixed-Income Funds - 7.3%
VIP High Income Portfolio Initial Class	134,137	881,278
Investment Grade Fixed-Income Funds - 9.9%
VIP Investment Grade Bond Portfolio Initial Class	93,383	1,185,034
TOTAL FIXED-INCOME FUNDS (Cost $2,058,937)		2,066,312
Short-Term Funds - 0.1%

VIP Money Market Portfolio Initial Class (Cost $11,716)	11,716	11,716
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $11,652,260)		$ 12,011,710
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $11,652,284. Net unrealized appreciation aggregated $359,426, of which $369,135 related to appreciated investment securities and $9,709 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Income Portfolio

September 30, 2005

VIPFINC-QTLY-1105

1.822341.100

Showing Percentage of Total Value of Investment in Securities

Investments September 30, 2005 (Unaudited)

Equity Funds - 20.6%
	Shares	Value
Domestic Equity Funds - 20.6%
VIP Contrafund Portfolio Initial Class	5,833	$ 174,218
VIP Equity-Income Portfolio Initial Class	7,867	194,624
VIP Growth & Income Portfolio Initial Class	13,999	200,186
VIP Growth Portfolio Initial Class	5,979	195,166
VIP Mid Cap Portfolio Initial Class	2,172	73,341
VIP Value Portfolio Initial Class	13,541	167,641
VIP Value Strategies Portfolio Initial Class	5,163	69,027
TOTAL EQUITY FUNDS (Cost $1,030,156)		1,074,203
Fixed-Income Funds - 39.6%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	39,698	260,819
Investment Grade Fixed-Income Funds - 34.6%
VIP Investment Grade Bond Portfolio Initial Class	142,314	1,805,959
TOTAL FIXED-INCOME FUNDS (Cost $2,060,268)		2,066,778
Short-Term Funds - 39.8%

VIP Money Market Portfolio Initial Class (Cost $2,075,594)	2,075,594	2,075,594
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,166,018)		$ 5,216,575
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,166,114. Net unrealized appreciation aggregated $50,461, of which $53,198 related to appreciated investment securities and $2,737 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income I Portfolio

September 30, 2005

VIPFLI-QTLY-1105

1.822343.100

Showing Percentage of Total Value of Investment in Securities

Investments September 30, 2005 (Unaudited)

Equity Funds - 45.6%
	Shares	Value
Domestic Equity Funds - 40.3%
VIP Contrafund Portfolio Investor Class	2,220	$ 66,303
VIP Equity Income Portfolio Investor Class	2,993	74,039
VIP Growth & Income Portfolio Investor Class	5,370	76,733
VIP Growth Portfolio Investor Class	2,260	73,755
VIP Mid Cap Portfolio Investor Class	825	27,833
VIP Value Portfolio Investor Class	5,140	63,628
VIP Value Strategies Portfolio Investor Class	1,946	25,998
TOTAL DOMESTIC EQUITY FUNDS		408,289
International Equity Funds - 5.3%
VIP Overseas Portfolio Investor Class R	2,853	54,064
TOTAL EQUITY FUNDS (Cost $459,787)		462,353
Fixed-Income Funds - 44.5%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	7,647	50,242
Investment Grade Fixed-Income Funds - 39.5%
VIP Investment Grade Bond Portfolio Investor Class	31,579	400,419
TOTAL FIXED-INCOME FUNDS (Cost $449,952)		450,661
Short-Term Funds - 9.9%

VIP Money Market Portfolio Investor Class (Cost $100,572)	100,572	100,572
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,010,311)		$ 1,013,586
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,010,311. Net unrealized appreciation aggregated $3,275, of which $6,335 related to appreciated investment securities and $3,060 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income II Portfolio

September 30, 2005

VIPFLI-II-QTLY-1105

1.822345.100

Showing Percentage of Total Value of Investment in Securities

Investments September 30, 2005 (Unaudited)

Equity Funds - 66.8%
	Shares	Value
Domestic Equity Funds - 56.5%
VIP Contrafund Portfolio Investor Class	3,742	$ 111,725
VIP Equity Income Portfolio Investor Class	5,064	125,280
VIP Growth & Income Portfolio Investor Class	9,047	129,279
VIP Growth Portfolio Investor Class	3,823	124,760
VIP Mid Cap Portfolio Investor Class	1,388	46,838
VIP Value Portfolio Investor Class	8,696	107,658
VIP Value Strategies Portfolio Investor Class	3,298	44,064
TOTAL DOMESTIC EQUITY FUNDS		689,604
International Equity Funds - 10.3%
VIP Overseas Portfolio Investor Class R	6,591	124,901
TOTAL EQUITY FUNDS (Cost $809,753)		814,505
Fixed-Income Funds - 32.3%

High Yield Fixed-Income Funds - 7.3%
VIP High Income Portfolio Investor Class	13,486	88,605
Investment Grade Fixed-Income Funds - 25.0%
VIP Investment Grade Bond Portfolio Investor Class	24,089	305,453
TOTAL FIXED-INCOME FUNDS (Cost $393,930)		394,058
Short-Term Funds - 0.9%

VIP Money Market Portfolio Investor Class (Cost $11,216)	11,216	11,216
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,214,899)		$ 1,219,779
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,214,899. Net unrealized appreciation aggregated $4,880, of which $10,205 related to appreciated investment securities and $5,325 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income III Portfolio

September 30, 2005

VIPFLI-III-QTLY-1105

1.822348.100

Showing Percentage of Total Value of Investment in Securities

Investments September 30, 2005 (Unaudited)

Equity Funds - 81.2%
	Shares	Value
Domestic Equity Funds - 68.4%
VIP Contrafund Portfolio Investor Class	3,811	$ 113,798
VIP Equity Income Portfolio Investor Class	5,134	127,021
VIP Growth & Income Portfolio Investor Class	9,212	131,644
VIP Growth Portfolio Investor Class	3,878	126,534
VIP Mid Cap Portfolio Investor Class	1,415	47,748
VIP Value Portfolio Investor Class	8,821	109,207
VIP Value Strategies Portfolio Investor Class	3,338	44,599
TOTAL DOMESTIC EQUITY FUNDS		700,551
International Equity Funds - 12.8%
VIP Overseas Portfolio Investor Class R	6,942	131,560
TOTAL EQUITY FUNDS (Cost $826,092)		832,111
Fixed-Income Funds - 18.8%

High Yield Fixed-Income Funds - 7.4%
VIP High Income Portfolio Investor Class	11,468	75,345
Investment Grade Fixed-Income Funds - 11.4%
VIP Investment Grade Bond Portfolio Investor Class	9,219	116,893
TOTAL FIXED-INCOME FUNDS (Cost $191,939)		192,238
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,018,031)		$ 1,024,349
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,018,031. Net unrealized appreciation aggregated $6,318, of which $11,571 related to appreciated investment securities and $5,253 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Stock Portfolio

September 30, 2005

VIPGR-QTLY-1105

1.808784.101

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Internet & Catalog Retail - 2.1%
eBay, Inc. (a)	5,200	$ 214,240
GSI Commerce, Inc. (a)	18,800	374,120
		588,360
Media - 2.3%
Getty Images, Inc. (a)	4,800	412,992
Univision Communications, Inc. Class A (a)	3,500	92,855
XM Satellite Radio Holdings, Inc. Class A (a)	3,400	122,094
		627,941
Specialty Retail - 3.6%
Best Buy Co., Inc.	2,950	128,414
Circuit City Stores, Inc.	8,700	149,292
Staples, Inc.	32,300	688,636
Urban Outfitters, Inc. (a)	1,500	44,100
		1,010,442
TOTAL CONSUMER DISCRETIONARY		2,226,743
CONSUMER STAPLES - 10.0%
Beverages - 2.2%
PepsiCo, Inc.	10,900	618,139
Food & Staples Retailing - 4.7%
CVS Corp.	4,800	139,248
Wal-Mart Stores, Inc.	19,400	850,108
Walgreen Co.	7,600	330,220
		1,319,576
Food Products - 0.4%
Global Bio-Chem Technology Group Co. Ltd.	272,000	124,475
Household Products - 1.9%
Colgate-Palmolive Co.	2,600	137,254
Procter & Gamble Co.	6,360	378,166
		515,420
Personal Products - 0.8%
Avon Products, Inc.	1,800	48,600
Gillette Co.	2,800	162,960
		211,560
TOTAL CONSUMER STAPLES		2,789,170
ENERGY - 3.9%
Energy Equipment & Services - 3.1%
Halliburton Co.	11,200	767,424
National Oilwell Varco, Inc. (a)	1,403	92,317
		859,741

	Shares	Value
Oil, Gas & Consumable Fuels - 0.8%
BG Group PLC sponsored ADR	3,100	$ 147,839
BP PLC sponsored ADR	1,000	70,850
		218,689
TOTAL ENERGY		1,078,430
FINANCIALS - 2.5%
Capital Markets - 0.7%
Harris & Harris Group, Inc. (a)	4,300	47,730
Nomura Holdings, Inc. sponsored ADR	8,800	136,752
		184,482
Commercial Banks - 0.6%
Mitsubishi Tokyo Financial Group, Inc. (MTFG) sponsored ADR	12,600	164,178
Insurance - 1.2%
American International Group, Inc.	5,400	334,584
TOTAL FINANCIALS		683,244
HEALTH CARE - 19.0%
Biotechnology - 0.3%
Alnylam Pharmaceuticals, Inc. (a)	6,700	75,710
Health Care Equipment & Supplies - 3.1%
Medtronic, Inc.	6,900	369,978
Millipore Corp. (a)	2,300	144,647
St. Jude Medical, Inc. (a)	1,500	70,200
Waters Corp. (a)	6,500	270,400
		855,225
Health Care Providers & Services - 2.9%
McKesson Corp.	6,900	327,405
Psychiatric Solutions, Inc. (a)	200	10,846
UnitedHealth Group, Inc.	8,600	483,320
		821,571
Pharmaceuticals - 12.7%
Eli Lilly & Co.	4,600	246,192
Johnson & Johnson	14,600	923,888
Nastech Pharmaceutical Co., Inc. (a)	63,800	902,132
Novartis AG sponsored ADR	6,300	321,300
Schering-Plough Corp.	22,200	467,310
Wyeth	14,700	680,169
		3,540,991
TOTAL HEALTH CARE		5,293,497
INDUSTRIALS - 6.9%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	16,100	603,750
Construction & Engineering - 0.8%
Chicago Bridge & Iron Co. NV (NY Shares)	7,700	239,393
Electrical Equipment - 0.5%
American Power Conversion Corp.	5,400	139,860
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 3.4%
General Electric Co.	28,100	$ 946,127
TOTAL INDUSTRIALS		1,929,130
INFORMATION TECHNOLOGY - 45.8%
Communications Equipment - 6.1%
AudioCodes Ltd. (a)	21,100	232,311
Cisco Systems, Inc. (a)	15,300	274,329
Harris Corp.	10,300	430,540
Juniper Networks, Inc. (a)	12,500	297,375
QUALCOMM, Inc.	3,600	161,100
Sonus Networks, Inc. (a)	27,300	158,340
Tekelec (a)	6,800	142,460
		1,696,455
Computers & Peripherals - 15.7%
Apple Computer, Inc. (a)	8,000	428,880
Dell, Inc. (a)	32,200	1,101,240
EMC Corp. (a)	113,400	1,467,396
UNOVA, Inc. (a)	38,738	1,355,055
		4,352,571
Electronic Equipment & Instruments - 9.2%
DTS, Inc. (a)	5,900	99,356
Flextronics International Ltd. (a)	50,300	646,355
Jabil Circuit, Inc. (a)	48,000	1,484,161
National Instruments Corp.	7,900	194,656
Trimble Navigation Ltd. (a)	3,800	128,022
		2,552,550
Internet Software & Services - 3.5%
aQuantive, Inc. (a)	3,200	64,416
Google, Inc. Class A (sub. vtg.) (a)	800	253,168
Yahoo! Japan Corp.	96	113,276
Yahoo! Japan Corp. New	96	114,979
Yahoo!, Inc. (a)	12,900	436,536
		982,375
Office Electronics - 0.6%
Zebra Technologies Corp. Class A (a)	4,100	160,269
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Semiconductor Engineering, Inc. sponsored ADR	68,623	232,632
Analog Devices, Inc.	8,600	319,404
ASE Test Ltd. (a)	32,900	206,283
Ikanos Communications, Inc.	100	1,229
Mindspeed Technologies, Inc. (a)	27,300	65,793
Siliconware Precision Industries Co. Ltd. sponsored ADR	46,768	242,258
		1,067,599
Software - 6.9%
Cognos, Inc. (a)	1,600	61,889
Electronic Arts, Inc. (a)	3,300	187,737
Microsoft Corp.	50,800	1,307,084

	Shares	Value
Quest Software, Inc. (a)	10,200	$ 153,714
Ulticom, Inc. (a)	17,302	190,841
		1,901,265
TOTAL INFORMATION TECHNOLOGY		12,713,084
TOTAL COMMON STOCKS (Cost $25,665,996)		26,713,298
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 3.82% (b) (Cost $1,209,289)	1,209,289	1,209,289
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $26,875,285)		27,922,587
NET OTHER ASSETS - (0.5)%		(136,108)
NET ASSETS - 100%		$ 27,786,479
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $26,905,788. Net unrealized appreciation aggregated $1,016,799, of which $1,851,538 related to appreciated investment securities and $834,739 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Health Care Portfolio

September 30, 2005

VHC-QTLY-1105

1.807727.101

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
BIOTECHNOLOGY - 19.5%
Biotechnology - 19.5%
Affymetrix, Inc. (a)	6,700	$ 309,741
Amgen, Inc. (a)	85,400	6,803,818
Amylin Pharmaceuticals, Inc. (a)	6,700	233,093
Anadys Pharmaceuticals, Inc. (a)	800	8,536
Applera Corp.:
- Applied Biosystems Group	5,200	120,848
- Celera Genomics Group (a)	1,800	21,834
Biogen Idec, Inc. (a)	21,100	833,028
Celgene Corp. (a)	10,600	575,792
Cephalon, Inc. (a)	3,300	153,186
Charles River Laboratories International, Inc. (a)	6,300	274,806
Chiron Corp. (a)	17,100	745,902
DOV Pharmaceutical, Inc. (a)	300	5,094
Genentech, Inc. (a)	71,200	5,995,752
Genzyme Corp. (a)	13,900	995,796
Gilead Sciences, Inc. (a)	29,600	1,443,296
Human Genome Sciences, Inc. (a)	17,600	239,184
ICOS Corp. (a)	7,100	196,102
ImClone Systems, Inc. (a)	4,500	141,525
Invitrogen Corp. (a)	3,200	240,736
Martek Biosciences (a)	2,000	70,260
MedImmune, Inc. (a)	20,230	680,740
Millennium Pharmaceuticals, Inc. (a)	38,500	359,205
Nektar Therapeutics (a)	5,300	89,835
Neurocrine Biosciences, Inc. (a)	15,800	777,202
OSI Pharmaceuticals, Inc. (a)	3,300	96,492
Protein Design Labs, Inc. (a)	6,600	184,800
Serologicals Corp. (a)	7,000	157,920
Techne Corp. (a)	2,300	131,054
Vertex Pharmaceuticals, Inc. (a)	5,500	122,925
		22,008,502
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Office Services & Supplies - 0.1%
Mine Safety Appliances Co.	2,300	89,010
HEALTH CARE EQUIPMENT & SUPPLIES - 20.2%
Health Care Equipment - 16.6%
Advanced Medical Optics, Inc. (a)	8,300	314,985
Animas Corp. (a)	5,100	80,070
Aspect Medical Systems, Inc. (a)	13,600	402,968
Baxter International, Inc.	48,220	1,922,531
Beckman Coulter, Inc.	8,800	475,024
Becton, Dickinson & Co.	18,800	985,684
Biomet, Inc.	8,765	304,233
Boston Scientific Corp. (a)	19,320	451,508
C.R. Bard, Inc.	10,700	706,521
Cytyc Corp. (a)	18,500	496,725
Dade Behring Holdings, Inc.	5,540	203,096
Epix Pharmaceuticals, Inc. (a)	17,900	137,830

	Shares	Value
Fisher Scientific International, Inc. (a)	7,500	$ 465,375
GN Store Nordic AS	23,100	305,164
Guidant Corp.	21,300	1,467,357
Hillenbrand Industries, Inc.	1,000	47,050
Hospira, Inc. (a)	352	14,421
IDEXX Laboratories, Inc. (a)	1,500	100,320
IntraLase Corp.	200	2,942
Intuitive Surgical, Inc. (a)	1,100	80,619
Invacare Corp.	4,600	191,682
Kinetic Concepts, Inc. (a)	7,300	414,640
Medtronic, Inc.	79,860	4,282,093
Mentor Corp.	2,500	137,525
ResMed, Inc. (a)	11,700	931,905
Respironics, Inc. (a)	12,100	510,378
St. Jude Medical, Inc. (a)	25,720	1,203,696
Stereotaxis, Inc. (a)	18,000	133,380
Steris Corp.	2,900	68,991
Stryker Corp.	8,000	395,440
Syneron Medical Ltd. (a)	3,400	124,236
Synthes, Inc.	1,628	190,464
Thermo Electron Corp. (a)	10,200	315,180
Varian Medical Systems, Inc. (a)	2,200	86,922
Waters Corp. (a)	13,800	574,080
Zimmer Holdings, Inc. (a)	3,300	227,337
		18,752,372
Health Care Supplies - 3.6%
Alcon, Inc.	20,900	2,672,692
Bausch & Lomb, Inc.	3,500	282,380
Cooper Companies, Inc.	2,700	206,847
DENTSPLY International, Inc.	4,900	264,698
DJ Orthopedics, Inc. (a)	8,700	251,778
Gen-Probe, Inc. (a)	2,200	108,790
Immucor, Inc. (a)	2,800	76,832
Millipore Corp. (a)	3,300	207,537
		4,071,554
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		22,823,926
HEALTH CARE PROVIDERS & SERVICES - 28.3%
Health Care Distributors & Services - 3.2%
AmerisourceBergen Corp.	3,600	278,280
Andrx Corp. (a)	4,400	67,892
Cardinal Health, Inc.	20,000	1,268,800
Henry Schein, Inc. (a)	5,400	230,148
McKesson Corp.	31,800	1,508,910
Patterson Companies, Inc. (a)	5,300	212,159
		3,566,189
Health Care Facilities - 2.9%
American Retirement Corp. (a)	3,700	69,671
Community Health Systems, Inc. (a)	14,600	566,626
HCA, Inc.	14,200	680,464
Health Management Associates, Inc. Class A	15,900	373,173
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Facilities - continued
LifePoint Hospitals, Inc. (a)	3,500	$ 153,055
Tenet Healthcare Corp. (a)	4,300	48,289
Triad Hospitals, Inc. (a)	1,000	45,270
United Surgical Partners International, Inc. (a)	9,550	373,501
Universal Health Services, Inc. Class B	3,600	171,468
VCA Antech, Inc. (a)	30,000	765,600
		3,247,117
Health Care Services - 6.5%
American Healthways, Inc. (a)	6,000	254,400
Apria Healthcare Group, Inc. (a)	700	22,337
Caremark Rx, Inc. (a)	30,300	1,512,879
Cerner Corp. (a)	5,800	504,194
Covance, Inc. (a)	5,800	278,342
DaVita, Inc. (a)	8,550	393,899
Express Scripts, Inc. (a)	9,900	615,780
Laboratory Corp. of America Holdings (a)	7,500	365,325
Lifeline Systems, Inc. (a)	3,900	130,377
Lincare Holdings, Inc. (a)	6,300	258,615
Medco Health Solutions, Inc. (a)	20,200	1,107,566
Omnicare, Inc.	6,500	365,495
Pediatrix Medical Group, Inc. (a)	1,500	115,230
Pharmaceutical Product Development, Inc. (a)	1,800	103,518
Psychiatric Solutions, Inc. (a)	700	37,961
Quest Diagnostics, Inc.	14,100	712,614
VistaCare, Inc. Class A (a)	20,000	289,400
WebMD Corp. (a)	22,654	251,006
WebMD Health Corp. Class A	2,000	49,298
		7,368,236
Managed Health Care - 15.7%
Aetna, Inc.	15,500	1,335,170
AMERIGROUP Corp. (a)	2,400	45,888
CIGNA Corp.	2,400	282,864
Coventry Health Care, Inc. (a)	4,700	404,294
Health Net, Inc. (a)	50,600	2,394,392
Humana, Inc. (a)	12,800	612,864
PacifiCare Health Systems, Inc. (a)	24,400	1,946,632
Sierra Health Services, Inc. (a)	3,100	213,497
UnitedHealth Group, Inc.	120,900	6,794,580
WellChoice, Inc. (a)	7,800	592,020
WellPoint, Inc. (a)	41,000	3,108,620
		17,730,821
TOTAL HEALTH CARE PROVIDERS & SERVICES		31,912,363

	Shares	Value
PERSONAL PRODUCTS - 0.1%
Personal Products - 0.1%
NBTY, Inc. (a)	4,800	$ 112,800
PHARMACEUTICALS - 31.5%
Pharmaceuticals - 31.5%
Abbott Laboratories	95,320	4,041,568
Adams Respiratory Therapeutics, Inc.	100	3,229
Allergan, Inc.	11,200	1,026,144
American Pharmaceutical Partners, Inc. (a)	4,400	200,904
Astellas Pharma, Inc.	6,400	242,450
AstraZeneca PLC sponsored ADR	24,400	1,149,240
Barr Pharmaceuticals, Inc. (a)	6,300	345,996
Bristol-Myers Squibb Co.	5,300	127,518
Eli Lilly & Co.	7,900	422,808
Endo Pharmaceuticals Holdings, Inc. (a)	8,100	216,027
First Horizon Pharmaceutical Corp. (a)	4,600	91,402
Forest Laboratories, Inc. (a)	27,100	1,056,087
GlaxoSmithKline PLC sponsored ADR	15,400	789,712
Ista Pharmaceuticals, Inc. (a)	7,000	46,480
IVAX Corp. (a)	11,300	297,868
Johnson & Johnson	129,315	8,183,054
King Pharmaceuticals, Inc. (a)	15,000	230,700
Kos Pharmaceuticals, Inc. (a)	5,500	368,115
Medicis Pharmaceutical Corp. Class A	3,400	110,704
Merck & Co., Inc.	5,480	149,111
MGI Pharma, Inc. (a)	3,400	79,254
Mylan Laboratories, Inc.	7,900	152,154
Novartis AG sponsored ADR	47,100	2,402,100
Par Pharmaceutical Companies, Inc. (a)	2,100	55,902
Penwest Pharmaceuticals Co. (a)	4,900	85,897
Pfizer, Inc.	80,340	2,006,090
Ranbaxy Laboratories Ltd. sponsored GDR	8,169	93,127
Roche Holding AG (participation certificate)	11,056	1,536,101
Salix Pharmaceuticals Ltd. (a)	47,100	1,000,875
Sanofi-Aventis sponsored ADR	19,300	801,915
Schering-Plough Corp.	110,300	2,321,815
Sepracor, Inc. (a)	6,700	395,233
Takeda Pharamaceutical Co. Ltd.	2,000	119,948
Taro Pharmaceutical Industries Ltd. (a)	500	12,865
Teva Pharmaceutical Industries Ltd. sponsored ADR	16,500	551,430
Valeant Pharmaceuticals International	1,700	34,136
Watson Pharmaceuticals, Inc. (a)	10,200	373,422
Wyeth	97,220	4,498,369
		35,619,750
TOTAL COMMON STOCKS (Cost $93,028,889)		112,566,351
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 3.82% (b)	1,629,293	$ 1,629,293
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	280,300	280,300
TOTAL MONEY MARKET FUNDS (Cost $1,909,593)		1,909,593
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $94,938,482)		114,475,944
NET OTHER ASSETS - (1.4)%		(1,635,841)
NET ASSETS - 100%		$ 112,840,103
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $95,377,752. Net unrealized appreciation aggregated $19,098,192, of which $21,175,626 related to appreciated investment securities and $2,077,434 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
International Capital Appreciation Portfolio

September 30, 2005

VIPCAP-QTLY-1105

1.822576.100

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value
Australia - 1.8%
BHP Billiton Ltd. sponsored ADR	4,000	$ 136,720
Computershare Ltd.	11,676	58,775
TOTAL AUSTRALIA		195,495
Austria - 0.9%
OMV AG	1,700	100,985
Canada - 4.6%
EnCana Corp.	8,500	496,065
China - 0.3%
Weichai Power Co. Ltd. (H Shares)	16,000	35,579
Finland - 0.7%
Nokia Corp. sponsored ADR	4,600	77,786
France - 10.6%
BNP Paribas SA	2,000	152,085
Pernod-Ricard	2,789	492,567
Total SA Series B	1,810	491,668
TOTAL FRANCE		1,136,320
Germany - 9.5%
Allianz AG (Reg.)	4,100	553,910
Deutsche Telekom AG (Reg.)	5,200	94,848
E.ON AG	4,000	369,000
TOTAL GERMANY		1,017,758
India - 3.2%
Cipla Ltd.	6,778	58,582
Satyam Computer Services Ltd.	11,684	148,937
State Bank of India	5,486	131,987
TOTAL INDIA		339,506
Ireland - 1.5%
Ryanair Holdings PLC sponsored ADR (a)	3,400	154,802
Italy - 0.7%
Banca Intesa Spa	16,200	75,510
Japan - 17.3%
Credit Saison Co. Ltd.	3,400	150,218
Nikko Cordial Corp.	33,000	384,409
Nitto Denko Corp.	2,100	119,051
Sumitomo Mitsui Financial Group, Inc.	49	465,151
Tokyo Electron Ltd.	8,500	454,727
Yahoo! Japan Corp.	118	139,235
Yahoo! Japan Corp. New	112	134,142
TOTAL JAPAN		1,846,933
Korea (South) - 1.1%
Shinhan Financial Group Co. Ltd.	3,510	122,102
Netherlands - 8.3%
ASML Holding NV (NY Shares) (a)	33,900	559,691

	Shares	Value
ING Groep NV (Certificaten Van Aandelen)	5,500	$ 163,845
QIAGEN NV (a)	12,600	164,304
TOTAL NETHERLANDS		887,840
Norway - 0.9%
Statoil ASA	3,700	91,776
Singapore - 1.2%
STATS ChipPAC Ltd. sponsored ADR (a)	19,700	123,716
Switzerland - 11.5%
ABB Ltd. sponsored ADR (a)	12,600	92,736
Credit Suisse Group (Reg.)	9,929	441,642
Novartis AG (Reg.)	7,238	369,138
Roche Holding AG (participation certificate)	2,364	328,450
TOTAL SWITZERLAND		1,231,966
Taiwan - 7.3%
Advanced Semiconductor Engineering, Inc.	369,000	249,073
AU Optronics Corp. sponsored ADR	16,771	217,352
Optimax Technology Corp.	11,206	18,235
United Microelectronics Corp.	5,455	3,501
United Microelectronics Corp. sponsored ADR	82,552	297,187
TOTAL TAIWAN		785,348
United Kingdom - 9.2%
BP PLC	39,800	469,972
Smiths Group PLC	14,100	238,601
Vodafone Group PLC	108,400	281,514
TOTAL UNITED KINGDOM		990,087
United States of America - 1.7%
Halliburton Co.	1,100	75,372
Lyondell Chemical Co.	3,600	103,032
TOTAL UNITED STATES OF AMERICA		178,404
TOTAL COMMON STOCKS (Cost $9,641,156)		9,887,978
Government Obligations - 1.0%
		Principal Amount
United States of America - 1.0%
U.S. Treasury Bills, yield at date of purchase 3.38% to 3.48% 12/8/05 to 12/22/05 (Cost $109,161)	$ 110,000	109,187
Money Market Funds - 8.1%
	Shares	Value
Fidelity Cash Central Fund, 3.82% (b) (Cost $866,286)	866,286	$ 866,286
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $10,616,603)	10,863,451
NET OTHER ASSETS - (1.4)%		(153,600)
NET ASSETS - 100%		$ 10,709,851
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $10,627,563. Net unrealized appreciation aggregated $235,888, of which $436,263 related to appreciated investment securities and $200,375 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2005 Portfolio

September 30, 2005

VIPIFF2005-QTLY-1105

1.822891.100

Showing Percentage of Total Value of Investment in Securities

Investments September 30, 2005 (Unaudited)

Equity Funds - 45.0%
	Shares	Value
Domestic Equity Funds - 40.0%
VIP Contrafund Portfolio Investor Class	706	$ 21,094
VIP Equity Income Portfolio Investor Class	970	24,001
VIP Growth & Income Portfolio Investor Class	1,708	24,413
VIP Growth Portfolio Investor Class	735	23,990
VIP Mid Cap Portfolio Investor Class	260	8,780
VIP Value Portfolio Investor Class	1,674	20,725
VIP Value Strategies Portfolio Investor Class	639	8,544
TOTAL DOMESTIC EQUITY FUNDS		131,547
International Equity Funds - 5.0%
VIP Overseas Portfolio Investor Class R	867	16,430
TOTAL EQUITY FUNDS (Cost $147,471)		147,977
Fixed-Income Funds - 43.3%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	2,496	16,397
Investment Grade Fixed-Income Funds - 38.3%
VIP Investment Grade Bond Portfolio Investor Class	9,939	126,019
TOTAL FIXED-INCOME FUNDS (Cost $142,642)		142,416
Short-Term Funds - 11.7%

VIP Money Market Portfolio Investor Class (Cost $38,314)	38,314	38,314
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $328,427)		$ 328,707
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $328,427. Net unrealized appreciation aggregated $280, of which $1,170 related to appreciated investment securities and $890 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2010 Portfolio

September 30, 2005

VIPIFF2010-QTLY-1105

1.822892.100

Showing Percentage of Total Value of Investment in Securities

Investments September 30, 2005 (Unaudited)

Equity Funds - 46.7%
	Shares	Value
Domestic Equity Funds - 41.4%
VIP Contrafund Portfolio Investor Class	2,097	$ 62,609
VIP Equity Income Portfolio Investor Class	2,891	71,519
VIP Growth & Income Portfolio Investor Class	5,070	72,447
VIP Growth Portfolio Investor Class	2,190	71,463
VIP Mid Cap Portfolio Investor Class	773	26,084
VIP Value Portfolio Investor Class	4,977	61,614
VIP Value Strategies Portfolio Investor Class	1,906	25,468
TOTAL DOMESTIC EQUITY FUNDS		391,204
International Equity Funds - 5.3%
VIP Overseas Portfolio Investor Class R	2,655	50,315
TOTAL EQUITY FUNDS (Cost $437,618)		441,519
Fixed-Income Funds - 44.0%

High Yield Fixed-Income Funds - 5.1%
VIP High Income Portfolio Investor Class	7,307	48,006
Investment Grade Fixed-Income Funds - 38.9%
VIP Investment Grade Bond Portfolio Investor Class	29,055	368,421
TOTAL FIXED-INCOME FUNDS (Cost $418,007)		416,427
Short-Term Funds - 9.3%

VIP Money Market Portfolio Investor Class (Cost $87,462)	87,462	87,462
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $943,087)		$ 945,408
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $943,087. Net unrealized appreciation aggregated $2,321, of which $4,926 related to appreciated investment securities and $2,605 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2015 Portfolio

September 30, 2005

VIPIFF2015-QTLY-1105

1.822893.100

Showing Percentage of Total Value of Investment in Securities

Investments September 30, 2005 (Unaudited)

Equity Funds - 60.7%
	Shares	Value
Domestic Equity Funds - 51.9%
VIP Contrafund Portfolio Investor Class	3,421	$ 102,142
VIP Equity Income Portfolio Investor Class	4,744	117,375
VIP Growth & Income Portfolio Investor Class	8,298	118,582
VIP Growth Portfolio Investor Class	3,600	117,476
VIP Mid Cap Portfolio Investor Class	1,261	42,570
VIP Value Portfolio Investor Class	8,166	101,093
VIP Value Strategies Portfolio Investor Class	3,138	41,927
TOTAL DOMESTIC EQUITY FUNDS		641,165
International Equity Funds - 8.8%
VIP Overseas Portfolio Investor Class R	5,705	108,104
TOTAL EQUITY FUNDS (Cost $740,147)		749,269
Fixed-Income Funds - 36.3%

High Yield Fixed-Income Funds - 6.8%
VIP High Income Portfolio Investor Class	12,723	83,589
Investment Grade Fixed-Income Funds - 29.5%
VIP Investment Grade Bond Portfolio Investor Class	28,699	363,910
TOTAL FIXED-INCOME FUNDS (Cost $449,462)		447,499
Short-Term Funds - 3.0%

VIP Money Market Portfolio Investor Class (Cost $37,474)	37,474	37,474
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,227,083)		$ 1,234,242
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,227,082. Net unrealized appreciation aggregated $7,160, of which $9,913 related to appreciated investment securities and $2,753 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2020 Portfolio

September 30, 2005

VIPIFF2020-QTLY-1105

1.822895.100

Showing Percentage of Total Value of Investment in Securities

Investments September 30, 2005 (Unaudited)

Equity Funds - 70.2%
	Shares	Value
Domestic Equity Funds - 60.0%
VIP Contrafund Portfolio Investor Class	2,723	$ 81,308
VIP Equity Income Portfolio Investor Class	3,755	92,903
VIP Growth & Income Portfolio Investor Class	6,583	94,077
VIP Growth Portfolio Investor Class	2,842	92,719
VIP Mid Cap Portfolio Investor Class	1,005	33,924
VIP Value Portfolio Investor Class	6,458	79,954
VIP Value Strategies Portfolio Investor Class	2,469	32,982
TOTAL DOMESTIC EQUITY FUNDS		507,867
International Equity Funds - 10.2%
VIP Overseas Portfolio Investor Class R	4,556	86,343
TOTAL EQUITY FUNDS (Cost $586,197)		594,210
Fixed-Income Funds - 29.8%

High Yield Fixed-Income Funds - 7.4%
VIP High Income Portfolio Investor Class	9,559	62,803
Investment Grade Fixed-Income Funds - 22.4%
VIP Investment Grade Bond Portfolio Investor Class	14,929	189,304
TOTAL FIXED-INCOME FUNDS (Cost $253,096)		252,107
Short-Term Funds - 0.0%

VIP Money Market Portfolio Investor Class (Cost $168)	168	168
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $839,461)		$ 846,485
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $839,460. Net unrealized appreciation aggregated $7,025, of which $8,968 related to appreciated investment securities and $1,943 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2025 Portfolio

September 30, 2005

VIPIFF2025-QTLY-1105

1.822896.100

Showing Percentage of Total Value of Investment in Securities

Investments September 30, 2005 (Unaudited)

Equity Funds - 75.5%
	Shares	Value
Domestic Equity Funds - 64.3%
VIP Contrafund Portfolio Investor Class	2,129	$ 63,558
VIP Equity Income Portfolio Investor Class	2,928	72,446
VIP Growth & Income Portfolio Investor Class	5,153	73,641
VIP Growth Portfolio Investor Class	2,220	72,451
VIP Mid Cap Portfolio Investor Class	786	26,516
VIP Value Portfolio Investor Class	5,048	62,491
VIP Value Strategies Portfolio Investor Class	1,933	25,825
TOTAL DOMESTIC EQUITY FUNDS		396,928
International Equity Funds - 11.2%
VIP Overseas Portfolio Investor Class R	3,655	69,269
TOTAL EQUITY FUNDS (Cost $460,276)		466,197
Fixed-Income Funds - 24.5%

High Yield Fixed-Income Funds - 7.4%
VIP High Income Portfolio Investor Class	6,982	45,875
Investment Grade Fixed-Income Funds - 17.1%
VIP Investment Grade Bond Portfolio Investor Class	8,307	105,331
TOTAL FIXED-INCOME FUNDS (Cost $151,516)		151,206
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $611,792)		$ 617,403
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $611,792. Net unrealized appreciation aggregated $5,611, of which $6,685 related to appreciated investment securities and $1,074 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2030 Portfolio

September 30, 2005

VIPIFF2030-QTLY-1105

1.822894.100

Showing Percentage of Total Value of Investment in Securities

Investments September 30, 2005 (Unaudited)

Equity Funds - 82.7%
	Shares	Value
Domestic Equity Funds - 70.0%
VIP Contrafund Portfolio Investor Class	2,354	$ 70,289
VIP Equity Income Portfolio Investor Class	3,250	80,402
VIP Growth & Income Portfolio Investor Class	5,692	81,339
VIP Growth Portfolio Investor Class	2,459	80,222
VIP Mid Cap Portfolio Investor Class	868	29,285
VIP Value Portfolio Investor Class	5,593	69,243
VIP Value Strategies Portfolio Investor Class	2,140	28,592
TOTAL DOMESTIC EQUITY FUNDS		439,372
International Equity Funds - 12.7%
VIP Overseas Portfolio Investor Class R	4,197	79,531
TOTAL EQUITY FUNDS (Cost $514,408)		518,903
Fixed-Income Funds - 17.3%

High Yield Fixed-Income Funds - 7.4%
VIP High Income Portfolio Investor Class	7,105	46,682
Investment Grade Fixed-Income Funds - 9.9%
VIP Investment Grade Bond Portfolio Investor Class	4,903	62,171
TOTAL FIXED-INCOME FUNDS (Cost $109,211)		108,853
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $623,619)		$ 627,756
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $623,695. Net unrealized appreciation aggregated $4,061, of which $5,582 related to appreciated investment securities and $1,521 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom Income Portfolio

September 30, 2005

VIPIFFINC-QTLY-1105

1.822890.100

Showing Percentage of Total Value of Investment in Securities

Investments September 30, 2005 (Unaudited)

Equity Funds - 20.1%
	Shares	Value
Domestic Equity Funds - 20.1%
VIP Contrafund Portfolio Investor Class	336	$ 10,035
VIP Equity Income Portfolio Investor Class	461	11,407
VIP Growth & Income Portfolio Investor Class	812	11,598
VIP Growth Portfolio Investor Class	349	11,382
VIP Mid Cap Portfolio Investor Class	124	4,193
VIP Value Portfolio Investor Class	794	9,827
VIP Value Strategies Portfolio Investor Class	303	4,047
TOTAL EQUITY FUNDS (Cost $62,036)		62,489
Fixed-Income Funds - 39.9%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	2,359	15,501
Investment Grade Fixed-Income Funds - 34.9%
VIP Investment Grade Bond Portfolio Investor Class	8,555	108,476
TOTAL FIXED-INCOME FUNDS (Cost $124,070)		123,977
Short-Term Funds - 40.0%

VIP Money Market Portfolio Investor Class (Cost $124,303)	124,303	124,303
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $310,409)		$ 310,769
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $310,408. Net unrealized appreciation aggregated $361, of which $677 related to appreciated investment securities and $316 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Natural Resources Portfolio

September 30, 2005

VNR-QTLY-1105

1.807722.101

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CAPITAL MARKETS - 0.2%
Diversified Capital Markets - 0.2%
VSMPO-AVISMA Corp. warrants (UBS Warrant Programme) 10/28/06 (a)	3,425	$ 595,950
CHEMICALS - 0.5%
Diversified Chemicals - 0.5%
Ashland, Inc.	33,900	1,872,636
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Human Resource & Employment Services - 0.2%
CDI Corp.	26,300	776,902
CONSTRUCTION & ENGINEERING - 1.0%
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. NV (NY Shares)	97,400	3,028,166
McDermott International, Inc. (a)	15,300	560,133
		3,588,299
CONTAINERS & PACKAGING - 0.8%
Paper Packaging - 0.8%
Packaging Corp. of America	890	17,275
Smurfit-Stone Container Corp. (a)	283,079	2,932,698
		2,949,973
ELECTRICAL EQUIPMENT - 0.7%
Electrical Components & Equipment - 0.2%
Hydrogenics Corp. (a)	140,268	548,959
Heavy Electrical Equipment - 0.5%
Areva (investment certificates) (non-vtg.)	100	52,310
Vestas Wind Systems AS (a)	75,600	1,826,925
		1,879,235
TOTAL ELECTRICAL EQUIPMENT		2,428,194
ENERGY EQUIPMENT & SERVICES - 31.1%
Oil & Gas Drilling - 6.1%
Cathedral Energy Services Income Trust	57,200	479,701
Diamond Offshore Drilling, Inc.	10,100	618,625
ENSCO International, Inc.	19,700	917,823
GlobalSantaFe Corp.	113,400	5,173,308
Nabors Industries Ltd. (a)	12,200	876,326
Noble Corp.	48,230	3,301,826
Patterson-UTI Energy, Inc.	500	18,040
Pride International, Inc. (a)	62,700	1,787,577
Rowan Companies, Inc.	127,000	4,507,230
Stoneham Drilling Trust	26,400	559,745
TODCO Class A	79,900	3,332,629
Transocean, Inc. (a)	11,900	729,589
		22,302,419
Oil & Gas Equipment & Services - 25.0%
Baker Hughes, Inc.	59,780	3,567,670
BJ Services Co.	309,000	11,120,910

	Shares	Value
Cooper Cameron Corp. (a)	23,900	$ 1,766,927
Core Laboratories NV (a)	13,200	425,832
Dawson Geophysical Co. (a)	10,700	323,675
FMC Technologies, Inc. (a)	18,100	762,191
Global Industries Ltd. (a)	114,100	1,681,834
Grant Prideco, Inc. (a)	89,200	3,625,980
Halliburton Co.	243,500	16,684,620
Hornbeck Offshore Services, Inc. (a)	16,000	586,080
Hydril Co. (a)	4,200	288,288
Lone Star Technologies, Inc. (a)	2,300	127,857
NATCO Group, Inc. Class A (a)	18,200	460,824
National Oilwell Varco, Inc. (a)	321,814	21,175,360
Newpark Resources, Inc. (a)	31,300	263,546
NS Group, Inc. (a)	30,600	1,201,050
Pason Systems, Inc.	18,300	427,829
RPC, Inc.	22,900	589,904
Savanna Energy Services Corp. (a)	60,800	1,436,587
Schlumberger Ltd. (NY Shares)	161,360	13,615,557
Smith International, Inc.	298,180	9,932,376
Weatherford International Ltd. (a)	29,800	2,046,068
		92,110,965
TOTAL ENERGY EQUIPMENT & SERVICES		114,413,384
FOOD PRODUCTS - 0.0%
Agricultural Products - 0.0%
Global Bio-Chem Technology Group Co. Ltd.	46,000	21,051
GAS UTILITIES - 0.6%
Gas Utilities - 0.6%
Questar Corp.	27,100	2,388,052
IT SERVICES - 0.2%
IT Consulting & Other Services - 0.2%
Telvent GIT SA	68,800	756,112
MACHINERY - 1.2%
Construction & Farm Machinery & Heavy Trucks - 1.2%
Bucyrus International, Inc. Class A	86,700	4,259,571
MARINE - 0.2%
Marine - 0.2%
Odfjell ASA (A Shares)	33,100	732,608
METALS & MINING - 9.9%
Aluminum - 1.9%
Alcan, Inc.	520	16,482
Alcoa, Inc.	277,590	6,778,748
Aleris International, Inc. (a)	9,000	247,050
Century Aluminum Co. (a)	1,100	24,728
		7,067,008
Diversified Metals & Mining - 3.1%
Falconbridge Ltd.	97,300	2,600,302
Freeport-McMoRan Copper & Gold, Inc. Class B	840	40,816
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Grupo Mexico SA de CV Series B	286,006	$ 563,398
Phelps Dodge Corp.	9,500	1,234,335
RTI International Metals, Inc. (a)	39,700	1,562,195
Teck Cominco Ltd. Class B (sub. vtg.)	47,300	2,121,706
Titanium Metals Corp. (a)	81,100	3,208,316
		11,331,068
Gold - 4.0%
Alamos Gold, Inc. (a)	128,100	528,884
Goldcorp, Inc.	51,200	1,026,114
Kinross Gold Corp. (a)	88,600	680,542
Newmont Mining Corp.	264,800	12,490,616
		14,726,156
Precious Metals & Minerals - 0.5%
Apex Silver Mines Ltd. (a)	101,100	1,588,281
Stillwater Mining Co. (a)	26,300	240,645
		1,828,926
Steel - 0.4%
Companhia Vale do Rio Doce sponsored ADR	1,000	43,860
Hitachi Metals Ltd.	38,000	370,844
IPSCO, Inc.	2,600	184,858
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	46,200	1,072,034
		1,671,596
TOTAL METALS & MINING		36,624,754
OIL, GAS & CONSUMABLE FUELS - 50.7%
Coal & Consumable Fuels - 6.0%
Arch Coal, Inc.	47,500	3,206,250
Cameco Corp.	82,400	4,395,706
CONSOL Energy, Inc.	70,500	5,377,035
Foundation Coal Holdings, Inc.	9,000	346,050
Massey Energy Co.	52,300	2,670,961
Peabody Energy Corp.	74,300	6,267,205
USEC, Inc.	900	10,044
		22,273,251
Integrated Oil & Gas - 19.2%
Amerada Hess Corp.	41,100	5,651,250
BG Group PLC sponsored ADR	53,200	2,537,108
BP PLC sponsored ADR	266,440	18,877,274
Chevron Corp.	179,600	11,625,508
ConocoPhillips	197,462	13,804,568
ENI Spa sponsored ADR	100	14,810
Exxon Mobil Corp.	169,400	10,763,676
Occidental Petroleum Corp.	47,200	4,032,296
OMV AG	15,800	938,570
Total SA sponsored ADR	16,620	2,257,328
		70,502,388

	Shares	Value
Oil & Gas Exploration & Production - 17.0%
Apache Corp.	27,200	$ 2,045,984
Blackrock Ventures, Inc. (a)	43,800	389,928
Burlington Resources, Inc.	82,000	6,668,240
Cabot Oil & Gas Corp.	22,200	1,121,322
Canadian Natural Resources Ltd.	155,800	7,035,524
Chesapeake Energy Corp.	146,400	5,599,800
Comstock Resources, Inc. (a)	11,100	364,191
Denbury Resources, Inc. (a)	13,700	691,028
EnCana Corp.	55,436	3,235,277
Encore Acquisition Co. (a)	25,100	975,135
Energy Partners Ltd. (a)	600	18,732
EOG Resources, Inc.	16,900	1,265,810
Forest Oil Corp. (a)	77,900	4,058,590
Gastar Exploration Ltd. (a)	124,600	437,268
Kerr-McGee Corp.	25,800	2,505,438
Newfield Exploration Co. (a)	30,600	1,502,460
Nexen, Inc.	45,700	2,179,653
Noble Energy, Inc.	4,600	215,740
Pioneer Natural Resources Co.	55,400	3,042,568
Plains Exploration & Production Co. (a)	109,900	4,705,918
Pogo Producing Co.	700	41,258
Quicksilver Resources, Inc. (a)	61,750	2,951,033
Range Resources Corp.	89,200	3,444,012
Southwestern Energy Co. (a)	2,600	190,840
Talisman Energy, Inc.	36,900	1,805,326
Ultra Petroleum Corp. (a)	110,100	6,262,488
		62,753,563
Oil & Gas Refining & Marketing - 7.3%
ERG Spa	33,900	938,209
Frontier Oil Corp.	76,500	3,392,775
Giant Industries, Inc. (a)	4,900	286,846
Holly Corp.	25,600	1,637,888
Neste Oil Oyj	61,300	2,272,107
Polski Koncern Naftowy Orlen SA	43,200	884,931
Sunoco, Inc.	51,500	4,027,300
Tesoro Corp.	26,000	1,748,240
Tupras-Turkiye Petrol Rafinerileri AS	92,000	1,619,309
Valero Energy Corp.	89,062	10,069,350
World Fuel Services Corp.	5,400	175,230
		27,052,185
Oil & Gas Storage & Transport - 1.2%
El Paso Corp.	101,800	1,415,020
OMI Corp.	51,300	916,731
Overseas Shipholding Group, Inc.	25,500	1,487,415
Williams Companies, Inc.	17,700	443,385
		4,262,551
TOTAL OIL, GAS & CONSUMABLE FUELS		186,843,938
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - 1.1%
Forest Products - 0.0%
Canfor Corp. (a)	184	$ 2,206
Sino-Forest Corp. (a)	65,000	188,414
		190,620
Paper Products - 1.1%
Georgia-Pacific Corp.	38,400	1,307,904
MeadWestvaco Corp.	39,700	1,096,514
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	120,200	1,610,680
		4,015,098
TOTAL PAPER & FOREST PRODUCTS		4,205,718
TOTAL COMMON STOCKS (Cost $274,719,316)		362,457,142
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 3.82% (b)	3,932,340	3,932,340
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	16,998,600	16,998,600
TOTAL MONEY MARKET FUNDS (Cost $20,930,940)		20,930,940
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $295,650,256)		383,388,082
NET OTHER ASSETS - (4.1)%		(15,268,319)
NET ASSETS - 100%		$ 368,119,763
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $296,480,330. Net unrealized appreciation aggregated $86,907,752, of which $89,977,155 related to appreciated investment securities and $3,069,403 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Real Estate Portfolio

September 30, 2005

VIPRE-QTLY-1105

1.808791.101

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 8.3%
Hotels, Resorts & Cruise Lines - 8.3%
Starwood Hotels & Resorts Worldwide, Inc. unit	248,830	$ 14,225,609
REAL ESTATE - 91.3%
REITs - Apartments - 13.4%
American Campus Communities, Inc.	35,800	859,916
Apartment Investment & Management Co. Class A	85,920	3,331,978
AvalonBay Communities, Inc.	44,300	3,796,510
Equity Residential (SBI)	163,900	6,203,615
GMH Communities Trust	70,800	1,038,636
Pennsylvania (REIT) (SBI)	21,800	919,524
United Dominion Realty Trust, Inc. (SBI)	285,800	6,773,460
TOTAL REITS - APARTMENTS		22,923,639
REITs - Factory Outlets - 0.5%
Tanger Factory Outlet Centers, Inc.	28,600	795,366
REITs - Health Care Facilities - 1.5%
Ventas, Inc.	78,700	2,534,140
REITs - Hotels - 1.5%
Host Marriott Corp.	76,800	1,297,920
Innkeepers USA Trust (SBI)	30,900	477,405
MeriStar Hospitality Corp. (a)	91,320	833,752
TOTAL REITS - HOTELS		2,609,077
REITs - Industrial Buildings - 17.9%
CenterPoint Properties Trust (SBI)	145,530	6,519,744
Duke Realty Corp.	227,120	7,694,826
ProLogis Trust	320,116	14,184,340
Public Storage, Inc.	27,840	1,865,280
U-Store-It Trust	20,500	415,535
TOTAL REITS - INDUSTRIAL BUILDINGS		30,679,725
REITs - Malls - 18.1%
CBL & Associates Properties, Inc.	164,220	6,731,378
Feldman Mall Properties, Inc.	7,000	91,000
General Growth Properties, Inc.	261,551	11,751,486
Simon Property Group, Inc.	157,040	11,639,805
Taubman Centers, Inc.	27,700	878,090
TOTAL REITS - MALLS		31,091,759
REITs - Management/Investment - 3.1%
Capital Automotive (REIT) (SBI)	33,260	1,287,495
Equity Lifestyle Properties, Inc.	32,641	1,468,845

	Shares	Value
Global Signal, Inc.	14,600	$ 653,204
Plum Creek Timber Co., Inc.	47,700	1,808,307
TOTAL REITS - MANAGEMENT/INVESTMENT		5,217,851
REITs - Mortgage - 0.9%
Newcastle Investment Corp.	56,700	1,581,930
REITs - Office Buildings - 19.5%
Boston Properties, Inc.	72,400	5,133,160
Columbia Equity Trust, Inc.	70,200	1,024,920
Equity Office Properties Trust	347,100	11,353,641
Government Properties Trust, Inc.	14,900	146,020
Kilroy Realty Corp.	22,700	1,271,881
Reckson Associates Realty Corp.	231,910	8,012,491
Sovran Self Storage, Inc.	11,800	577,610
Trizec Properties, Inc.	254,100	5,859,546
TOTAL REITS - OFFICE BUILDINGS		33,379,269
REITs - Prisons - 0.6%
Correctional Properties Trust	34,898	1,026,350
REITs - Shopping Centers - 14.3%
Cedar Shopping Centers, Inc.	27,800	402,266
Federal Realty Investment Trust (SBI)	62,540	3,810,562
Heritage Property Investment Trust, Inc.	36,100	1,263,500
Inland Real Estate Corp.	103,833	1,626,025
Kimco Realty Corp.	207,100	6,507,082
Kite Realty Group Trust	12,900	192,468
Pan Pacific Retail Properties, Inc.	30,500	2,009,950
Ramco-Gershenson Properties Trust (SBI)	3,800	110,922
Vornado Realty Trust	83,400	7,224,108
Weingarten Realty Investors (SBI)	38,000	1,438,300
TOTAL REITS - SHOPPING CENTERS		24,585,183
TOTAL REAL ESTATE		156,424,289
TOTAL COMMON STOCKS (Cost $137,863,520)		170,649,898
Money Market Funds - 0.9%
Fidelity Cash Central Fund, 3.82% (b) (Cost $1,561,555)	1,561,555	1,561,555
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $139,425,075)		172,211,453
NET OTHER ASSETS - (0.5)%		(778,581)
NET ASSETS - 100%		$ 171,432,872
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $139,684,555. Net unrealized appreciation aggregated $32,526,898, of which $33,305,931 related to appreciated investment securities and $779,033 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Strategic Income Portfolio

September 30, 2005

VIPSI-QTLY-1105

1.808796.101

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 37.9%
		Principal Amount (d)	Value
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		$ 20,000	$ 15,575
Nonconvertible Bonds - 37.9%
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.9%
Affinia Group, Inc. 9% 11/30/14 (g)		315,000	245,700
Delco Remy International, Inc.:
9.375% 4/15/12		25,000	13,250
11% 5/1/09		80,000	52,800
Delphi Corp.:
6.5% 8/15/13		75,000	51,000
7.125% 5/1/29		60,000	38,400
Goodyear Tire & Rubber Co. 9% 7/1/15 (g)		195,000	192,075
Intermet Corp. 9.75% 6/15/09 (c)		120,000	40,800
Tenneco Automotive, Inc. 8.625% 11/15/14		320,000	320,000
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		185,000	201,188
11% 2/15/13		38,000	43,130
Visteon Corp. 7% 3/10/14		295,000	256,650
			1,454,993
Diversified Consumer Services - 0.3%
Service Corp. International (SCI):
6.75% 4/1/16		300,000	300,750
7% 6/15/17 (g)		130,000	131,625
			432,375
Hotels, Restaurants & Leisure - 2.4%
Carrols Corp. 9% 1/15/13 (g)		355,000	359,438
Domino's, Inc. 8.25% 7/1/11		100,000	105,500
Gaylord Entertainment Co.:
6.75% 11/15/14		265,000	257,050
8% 11/15/13		100,000	105,250
Herbst Gaming, Inc.:
7% 11/15/14		60,000	60,000
8.125% 6/1/12		100,000	104,500
ITT Corp. 7.375% 11/15/15		125,000	135,625
Kerzner International Ltd. 6.75% 10/1/15 (g)		210,000	205,800
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		245,000	236,425
Mandalay Resort Group:
6.375% 12/15/11		80,000	79,700
6.5% 7/31/09		20,000	20,025
MGM MIRAGE:
6% 10/1/09		40,000	39,600

		Principal Amount (d)	Value
6.625% 7/15/15 (g)		$ 270,000	$ 267,975
6.625% 7/15/15 (g)		180,000	178,425
6.75% 9/1/12		45,000	45,450
8.5% 9/15/10		50,000	54,313
Mohegan Tribal Gaming Authority 6.875% 2/15/15		100,000	102,000
Morton's Restaurant Group, Inc. 7.5% 7/1/10		90,000	89,550
Penn National Gaming, Inc.:
6.75% 3/1/15		225,000	221,063
6.875% 12/1/11		140,000	140,700
Scientific Games Corp. 6.25% 12/15/12		40,000	39,900
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	97,494
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		100,000	109,250
Station Casinos, Inc.:
6% 4/1/12		80,000	80,000
6.5% 2/1/14		20,000	20,025
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		35,000	23,450
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		45,000	50,850
Uno Restaurant Corp. 10% 2/15/11 (g)		60,000	55,500
Vail Resorts, Inc. 6.75% 2/15/14		225,000	224,438
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)(g)		260,000	184,600
9% 1/15/12 (g)		40,000	41,800
			3,735,696
Household Durables - 0.8%
Desarrolladora Homex SA de CV 7.5% 9/28/15 (g)		65,000	65,000
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (g)(j)		40,000	39,100
7.875% 12/15/12 (g)		510,000	461,550
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		40,000	38,400
6.25% 1/15/15		60,000	56,400
7.75% 5/15/13		100,000	102,500
KB Home 8.625% 12/15/08		50,000	54,000
Meritage Homes Corp. 6.25% 3/15/15		90,000	82,125
Norcraft Holdings LP/Norcraft Capital Corp. 0% 9/1/12 (e)		250,000	175,000
Standard Pacific Corp.:
7.75% 3/15/13		20,000	20,200
9.25% 4/15/12		90,000	96,525
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley-Martin Communities LLC 9.75% 8/15/15 (g)		$ 40,000	$ 39,500
Technical Olympic USA, Inc. 7.5% 1/15/15		90,000	79,425
			1,309,725
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		40,000	39,600
Media - 5.0%
Cablevision Systems Corp. 8% 4/15/12		715,000	688,188
CanWest Media, Inc. 8% 9/15/12		40,000	42,400
CCH I Holdings LLC/CCH I Capital Corp. 0% 5/15/14 (e)(g)		80,000	57,600
CCH I LLC / CCH I Capital Corp. 11% 10/1/15 (g)		305,000	297,375
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		130,000	133,250
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (g)		50,000	50,500
8.375% 4/30/14 (g)		85,000	85,425
Corus Entertainment, Inc. 8.75% 3/1/12		60,000	64,350
CSC Holdings, Inc.:
7.625% 4/1/11		40,000	39,300
7.625% 7/15/18		680,000	639,200
7.875% 2/15/18		670,000	645,713
Dex Media, Inc. 8% 11/15/13		495,000	507,375
EchoStar DBS Corp.:
6.375% 10/1/11		45,000	44,550
6.625% 10/1/14		790,000	781,152
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		125,000	129,063
Globo Comunicacoes e Participacoes SA (Reg. S) 7.375% 10/20/11 (f)		131,354	127,906
Haights Cross Communications, Inc. 0% 8/15/11 (e)		20,000	12,600
Haights Cross Operating Co. 11.75% 8/15/11		40,000	43,800
Houghton Mifflin Co.:
0% 10/15/13 (e)		445,000	334,863
8.25% 2/1/11		20,000	20,650
9.875% 2/1/13		395,000	418,700
iesy Repository GmbH 10.375% 2/15/15 (g)		130,000	135,850
IMAX Corp. 9.625% 12/1/10		40,000	43,000

		Principal Amount (d)	Value
Innova S. de R.L. 9.375% 9/19/13		$ 395,000	$ 446,844
Lamar Media Corp. 7.25% 1/1/13		50,000	52,250
Liberty Media Corp.:
5.7% 5/15/13		300,000	273,750
8.5% 7/15/29		300,000	290,475
R.H. Donnelley Corp. 6.875% 1/15/13		295,000	278,038
Radio One, Inc. 6.375% 2/15/13 (g)		190,000	186,675
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		110,000	118,250
10.375% 9/1/14 (g)		420,000	479,850
Rogers Cable, Inc.:
5.5% 3/15/14		35,000	32,550
6.25% 6/15/13		185,000	180,375
6.75% 3/15/15		40,000	40,200
The Reader's Digest Association, Inc. 6.5% 3/1/11		125,000	126,875
Videotron Ltee 6.875% 1/15/14		125,000	128,125
			7,977,067
Multiline Retail - 0.5%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	50,000	61,645
Neiman Marcus Group, Inc.:
9% 10/15/15 (g)		310,000	310,775
10.375% 10/15/15 (g)		350,000	350,000
			722,420
Textiles, Apparel & Luxury Goods - 0.4%
AAC Group Holding Corp. 0% 10/1/12 (e)(g)		225,000	162,000
Jostens Holding Corp. 0% 12/1/13 (e)		300,000	221,250
Levi Strauss & Co. 9.75% 1/15/15		290,000	295,800
			679,050
TOTAL CONSUMER DISCRETIONARY			16,350,926
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.3%
Ahold Finance USA, Inc. 8.25% 7/15/10		153,000	166,770
Southern States Cooperative, Inc. 10.5% 11/1/10 (g)		290,000	303,050
			469,820
Food Products - 0.3%
Doane Pet Care Co. 10.75% 3/1/10		135,000	149,850
Hines Nurseries, Inc. 10.25% 10/1/11		120,000	123,600
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		40,000	41,600
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		$ 30,000	$ 28,500
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		130,000	102,700
			446,250
Household Products - 0.1%
Central Garden & Pet Co. 9.125% 2/1/13		75,000	80,063
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		40,000	40,800
TOTAL CONSUMER STAPLES			1,036,933
ENERGY - 3.9%
Energy Equipment & Services - 0.6%
CHC Helicopter Corp. 7.375% 5/1/14		240,000	246,000
Hanover Compressor Co. 9% 6/1/14		125,000	137,813
Ocean Rig Norway AS 8.375% 7/1/13 (g)		60,000	65,100
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		305,000	376,866
Seabulk International, Inc. 9.5% 8/15/13		135,000	151,713
			977,492
Oil, Gas & Consumable Fuels - 3.3%
ANR Pipeline, Inc.:
7.375% 2/15/24		115,000	117,444
8.875% 3/15/10		110,000	119,075
Chesapeake Energy Corp.:
6.5% 8/15/17 (g)		170,000	172,763
7.5% 9/15/13		40,000	42,600
7.5% 6/15/14		35,000	37,625
El Paso Corp. 7.625% 8/16/07 (g)		70,000	71,575
Energy Partners Ltd. 8.75% 8/1/10		155,000	162,750
EXCO Resources, Inc. 7.25% 1/15/11		10,000	10,300
Gazstream SA 5.625% 7/22/13 (g)		225,000	226,688
General Maritime Corp. 10% 3/15/13		250,000	274,375
Harvest Operations Corp. 7.875% 10/15/11		50,000	49,375
Hurricane Finance BV:
9.625% 2/12/10 (g)		40,000	45,800
9.625% 2/12/10 (Reg. S)		60,000	68,700
InterNorth, Inc. 9.625% 3/15/06 (c)		100,000	38,000

		Principal Amount (d)	Value
Luscar Coal Ltd. 9.75% 10/15/11		$ 40,000	$ 43,400
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (g)		155,000	151,900
Massey Energy Co. 6.625% 11/15/10		70,000	71,575
OAO Gazprom 9.625% 3/1/13		280,000	345,800
Pan American Energy LLC 7.125% 10/27/09 (g)		100,000	103,750
Pemex Project Funding Master Trust:
5.17% 6/15/10 (g)(j)		105,000	109,200
7.75% 9/28/49		364,000	379,015
8.625% 2/1/22		325,000	398,938
Petrobras Energia SA 9.375% 10/30/13		95,000	108,300
Plains Exploration & Production Co. 8.75% 7/1/12		90,000	97,200
Pogo Producing Co. 6.875% 10/1/17 (g)		210,000	213,675
Range Resources Corp. 7.375% 7/15/13		100,000	107,000
Ship Finance International Ltd. 8.5% 12/15/13		145,000	142,463
Teekay Shipping Corp. 8.875% 7/15/11		220,000	249,700
The Coastal Corp. 7.75% 6/15/10		55,000	56,031
Venoco, Inc. 8.75% 12/15/11		70,000	72,975
Williams Companies, Inc.:
6.375% 10/1/10 (g)		210,000	208,688
7.625% 7/15/19		335,000	363,475
7.75% 6/15/31		115,000	123,625
7.875% 9/1/21		20,000	22,100
8.75% 3/15/32		180,000	213,300
YPF SA:
10% 11/2/28		95,000	115,378
yankee 9.125% 2/24/09		95,000	105,450
			5,240,008
TOTAL ENERGY			6,217,500
FINANCIALS - 2.3%
Capital Markets - 0.0%
E*TRADE Financial Corp. 7.375% 9/15/13 (g)		70,000	70,700
Commercial Banks - 0.5%
European Investment Bank 4% 10/15/37	EUR	100,000	126,120
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		300,000	307,890
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		300,000	331,500
			765,510
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 0.3%
Ford Motor Credit Co. 6.625% 6/16/08		$ 570,000	$ 557,888
Diversified Financial Services - 0.6%
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	550,000	490,813
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		365,000	392,375
			883,188
Real Estate - 0.5%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (g)		170,000	170,000
8.125% 6/1/12		190,000	198,075
BF Saul REIT 7.5% 3/1/14		95,000	97,850
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		50,000	53,750
Senior Housing Properties Trust 8.625% 1/15/12		280,000	311,500
			831,175
Thrifts & Mortgage Finance - 0.4%
Residential Capital Corp.:
6.375% 6/30/10 (g)		360,000	365,063
6.875% 6/30/15 (g)		205,000	214,514
			579,577
TOTAL FINANCIALS			3,688,038
HEALTH CARE - 1.6%
Biotechnology - 0.1%
Polypore, Inc. 8.75% 5/15/12		130,000	115,700
Health Care Equipment & Supplies - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	74,200
Health Care Providers & Services - 1.3%
AmeriPath, Inc. 10.5% 4/1/13		150,000	156,000
Beverly Enterprises, Inc. 7.875% 6/15/14		285,000	312,788
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		125,000	134,375
HCA, Inc.:
5.75% 3/15/14		255,000	244,800
7.875% 2/1/11		100,000	106,579
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	93,375
Rural/Metro Corp. 9.875% 3/15/15 (g)		100,000	103,500
Triad Hospitals, Inc. 7% 11/15/13		370,000	374,625

		Principal Amount (d)	Value
U.S. Oncology, Inc. 9% 8/15/12		$ 150,000	$ 162,000
Vanguard Health Holding Co. I 0% 10/1/15 (e)		25,000	18,000
Vanguard Health Holding Co. II LLC 9% 10/1/14		345,000	367,425
			2,073,467
Pharmaceuticals - 0.2%
CDRV Investors, Inc. 0% 1/1/15 (e)		175,000	99,750
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (g)		65,000	56,875
Leiner Health Products, Inc. 11% 6/1/12		90,000	76,950
VWR International, Inc. 6.875% 4/15/12		30,000	29,625
			263,200
TOTAL HEALTH CARE			2,526,567
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.1%
Hexcel Corp. 6.75% 2/1/15		100,000	100,000
Orbimage Holdings, Inc. 13.19% 7/1/12 (g)(j)		100,000	106,500
			206,500
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		68,295	46,099
7.379% 11/23/17		6,525	4,405
AMR Corp. 9% 9/15/16		85,000	56,950
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18		21,592	18,137
9.798% 4/1/21		140,000	138,600
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		30,000	28,968
7.711% 9/18/11		25,000	18,000
7.92% 5/18/12		110,000	79,200
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20		16,400	14,842
7.248% 7/2/14		10,671	1,387
7.626% 4/1/10		5,344	2,512
7.95% 9/1/16		51,773	40,383
8.304% 9/1/10		46,342	33,830
			483,313
Building Products - 0.3%
Jacuzzi Brands, Inc. 9.625% 7/1/10		155,000	165,075
Maax Holdings, Inc. 0% 12/15/12 (e)(g)		205,000	90,200
NTK Holdings, Inc. 0% 3/1/14 (e)		290,000	164,575
			419,850
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		$ 10,000	$ 9,400
Allied Security Escrow Corp. 11.375% 7/15/11		100,000	97,000
Browning-Ferris Industries, Inc. 9.25% 5/1/21		100,000	101,000
FTI Consulting, Inc. 7.625% 6/15/13 (g)		50,000	50,750
Mac-Gray Corp. 7.625% 8/15/15 (g)		40,000	41,000
R.H. Donnelley Finance Corp. I 10.875% 12/15/12		75,000	86,438
Williams Scotsman, Inc. 8.5% 10/1/15 (g)		140,000	141,750
			527,338
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		50,000	53,250
Electrical Equipment - 0.2%
FIMEP SA 10.5% 2/15/13		70,000	79,975
General Cable Corp. 9.5% 11/15/10		125,000	131,563
Polypore, Inc. 0% 10/1/12 (e)		300,000	160,500
			372,038
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15 (g)(h)		60,000	61,050
Navistar International Corp. 7.5% 6/15/11		100,000	101,000
			162,050
Marine - 0.3%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15		40,000	43,200
H-Lines Finance Holding Corp. 0% 4/1/13 (e)(g)		110,000	89,925
OMI Corp. 7.625% 12/1/13		190,000	196,175
Ultrapetrol Bahamas Ltd. 9% 11/24/14		80,000	73,600
			402,900
Road & Rail - 0.7%
Kansas City Southern Railway Co.:
7.5% 6/15/09		340,000	355,300
9.5% 10/1/08		45,000	49,275
TFM SA de CV:
9.375% 5/1/12 (g)		355,000	379,850
yankee 10.25% 6/15/07		250,000	266,250
			1,050,675

		Principal Amount (d)	Value
Trading Companies & Distributors - 0.3%
Ahern Rentals, Inc. 9.25% 8/15/13 (g)		$ 40,000	$ 40,900
Ashtead Holdings PLC 8.625% 8/1/15 (g)		75,000	79,125
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (g)		315,000	332,325
			452,350
TOTAL INDUSTRIALS			4,130,264
INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.6%
L 3 Communications Corp. 6.375% 10/15/15 (g)		190,000	191,425
Lucent Technologies, Inc.:
6.45% 3/15/29		620,000	543,275
6.5% 1/15/28		155,000	134,269
			868,969
Electronic Equipment & Instruments - 0.4%
Altra Industrial Motion, Inc. 9% 12/1/11 (g)		50,000	49,000
Celestica, Inc. 7.875% 7/1/11		505,000	513,838
			562,838
IT Services - 1.0%
Iron Mountain, Inc.:
6.625% 1/1/16		480,000	451,200
7.75% 1/15/15		180,000	182,700
8.625% 4/1/13		185,000	192,400
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (g)(j)		140,000	144,375
9.125% 8/15/13 (g)		260,000	266,500
10.25% 8/15/15 (g)		390,000	395,850
			1,633,025
Office Electronics - 0.9%
Xerox Capital Trust I 8% 2/1/27		480,000	499,200
Xerox Corp.:
6.875% 8/15/11		210,000	219,450
7.125% 6/15/10		225,000	236,813
7.2% 4/1/16		180,000	191,700
7.625% 6/15/13		300,000	320,250
			1,467,413
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. 7.125% 7/15/14		215,000	227,900
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11		60,000	57,600
7.12% 12/15/11 (j)		40,000	39,700
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
New ASAT Finance Ltd. 9.25% 2/1/11		$ 105,000	$ 76,125
Viasystems, Inc. 10.5% 1/15/11		140,000	137,200
			538,525
TOTAL INFORMATION TECHNOLOGY			5,070,770
MATERIALS - 3.8%
Chemicals - 1.4%
America Rock Salt Co. LLC 9.5% 3/15/14		225,000	228,938
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		348,000	386,280
Braskem SA 11.75% 1/22/14 (g)		45,000	55,013
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (e)		58,000	41,180
Series B, 0% 10/1/14 (e)		469,000	328,300
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		40,000	43,800
Huntsman Advanced Materials LLC 11% 7/15/10		20,000	22,500
Huntsman ICI Chemicals LLC 10.125% 7/1/09		113,000	116,390
Huntsman LLC:
11.0988% 7/15/11 (j)		20,000	21,200
11.625% 10/15/10		182,000	209,300
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)		295,000	215,350
Lyondell Chemical Co. 11.125% 7/15/12		50,000	56,500
Millennium America, Inc. 9.25% 6/15/08		145,000	156,600
Phibro Animal Health Corp. 13% 12/1/07 unit		174,000	184,440
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10		50,000	51,500
Solutia, Inc.:
6.72% 10/15/37 (c)		140,000	123,200
7.375% 10/15/27 (c)		20,000	17,600
			2,258,091
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13 (g)		40,000	41,800
Containers & Packaging - 0.8%
AEP Industries, Inc. 7.875% 3/15/13		40,000	39,500
BWAY Corp. 10% 10/15/10		90,000	95,175
Constar International, Inc. 11% 12/1/12		135,000	85,050

		Principal Amount (d)	Value
Crown Cork & Seal, Inc. 8% 4/15/23		$ 310,000	$ 302,250
Crown European Holdings SA:
9.5% 3/1/11		25,000	27,313
10.875% 3/1/13		200,000	232,500
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		105,000	101,850
8.25% 5/15/13		195,000	202,800
8.75% 11/15/12		55,000	59,263
8.875% 2/15/09		40,000	42,100
Tekni-Plex, Inc. 10.875% 8/15/12 (g)		60,000	63,900
			1,251,701
Metals & Mining - 1.1%
Alrosa Finance SA (Reg. S) 8.875% 11/17/14		100,000	118,810
Compass Minerals International, Inc. 0% 6/1/13 (e)		360,000	306,000
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		195,000	216,938
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49		75,000	77,531
Edgen Acquisition Corp. 9.875% 2/1/11		60,000	60,000
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		370,000	366,300
10.125% 2/1/10		50,000	55,313
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		70,000	77,700
Gerdau SA 8.875% (g)		125,000	126,875
International Steel Group, Inc. 6.5% 4/15/14		275,000	266,750
Ispat Inland ULC 9.75% 4/1/14		20,000	23,150
			1,695,367
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.:
7.375% 12/1/25		307,000	313,908
8% 1/15/24		90,000	98,663
8.875% 5/15/31		50,000	59,750
9.375% 2/1/13		70,000	78,225
Millar Western Forest Products Ltd. 7.75% 11/15/13		95,000	81,225
NewPage Corp.:
9.9431% 5/1/12 (j)		90,000	85,050
12% 5/1/13		100,000	87,500
			804,321
TOTAL MATERIALS			6,051,280
TELECOMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 4.0%
AT&T Corp. 9.75% 11/15/31		460,000	580,934
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Empresa Brasileira de Telecomm SA 11% 12/15/08		$ 308,000	$ 352,660
Eschelon Operating Co. 8.375% 3/15/10		62,000	57,660
MCI, Inc. 8.735% 5/1/14 (j)		195,000	217,913
Mobifon Holdings BV 12.5% 7/31/10		280,000	329,000
New Skies Satellites BV:
8.5388% 11/1/11 (j)		40,000	41,100
9.125% 11/1/12		155,000	159,069
NTL Cable PLC 8.75% 4/15/14		1,050,000	1,076,250
PanAmSat Holding Corp. 0% 11/1/14 (e)		330,000	227,700
Qwest Corp.:
7.12% 6/15/13 (g)(j)		350,000	364,000
7.875% 9/1/11		320,000	330,400
8.875% 3/15/12		1,440,000	1,573,200
Qwest Services Corp.:
13.5% 12/15/10		10,000	11,475
14% 12/15/14		10,000	12,100
Telecom Egypt SAE:
10.7% 2/4/10 (j)	EGP	196,300	35,102
10.95% 2/4/10	EGP	196,300	35,443
Telefonica de Argentina SA 9.125% 11/7/10		150,000	163,875
Telenet Group Holding NV 0% 6/15/14 (e)(g)		555,000	449,550
U.S. West Communications:
6.875% 9/15/33		250,000	216,250
7.2% 11/10/26		30,000	27,000
7.25% 9/15/25		35,000	32,550
7.5% 6/15/23		25,000	22,625
8.875% 6/1/31		5,000	5,038
			6,320,894
Wireless Telecommunication Services - 3.8%
American Tower Corp. 7.125% 10/15/12		685,000	717,538
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		440,000	490,600
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (j)		80,000	84,600
Digicel Ltd. 9.25% 9/1/12 (g)		300,000	314,625
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15 (g)		200,000	198,000
8.375% 3/15/13		13,000	14,186

		Principal Amount (d)	Value
Globe Telecom, Inc. 9.75% 4/15/12		$ 60,000	$ 65,550
Inmarsat Finance II PLC 0% 11/15/12 (e)		935,000	769,038
Inmarsat Finance PLC 7.625% 6/30/12		26,000	26,780
Intelsat Ltd.:
6.5% 11/1/13		205,000	157,850
7.625% 4/15/12		320,000	267,200
8.695% 1/15/12 (g)(j)		200,000	204,000
Kyivstar GSM 10.375% 8/17/09 (g)		200,000	225,260
Millicom International Cellular SA 10% 12/1/13		325,000	337,188
Mobile Telesystems Finance SA:
8% 1/28/12 (g)		544,000	576,640
8.375% 10/14/10 (g)		365,000	393,288
Nextel Communications, Inc.:
5.95% 3/15/14		20,000	20,650
6.875% 10/31/13		120,000	127,500
7.375% 8/1/15		870,000	931,988
Rogers Communications, Inc. 6.995% 12/15/10 (j)		80,000	82,900
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (g)		60,000	63,000
UbiquiTel Operating Co. 9.875% 3/1/11		80,000	88,400
			6,156,781
TOTAL TELECOMMUNICATION SERVICES			12,477,675
UTILITIES - 1.7%
Electric Utilities - 0.5%
AES Gener SA 7.5% 3/25/14		200,000	203,000
Chivor SA E.S.P. 9.75% 12/30/14 (g)		300,000	333,000
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		120,000	124,500
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (g)		90,000	92,250
			752,750
Gas Utilities - 0.9%
Southern Natural Gas Co.:
7.35% 2/15/31		190,000	194,513
8% 3/1/32		410,000	451,000
8.875% 3/15/10		230,000	248,688
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	19,854
7.5% 4/1/17		445,000	477,218
7.625% 4/1/37		50,000	52,540
8.375% 6/15/32		40,000	45,600
			1,489,413
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Enron Corp. 7.625% 9/10/04 (c)		$ 400,000	$ 156,680
Tenaska Alabama Partners LP 7% 6/30/21 (g)		100,000	101,500
			258,180
Multi-Utilities - 0.2%
Aquila, Inc. 14.875% 7/1/12		120,000	164,400
TECO Energy, Inc. 6.75% 5/1/15 (g)		60,000	62,775
Utilicorp United, Inc. 9.95% 2/1/11 (j)		55,000	62,013
			289,188
TOTAL UTILITIES			2,789,531
TOTAL NONCONVERTIBLE BONDS			60,339,484
TOTAL CORPORATE BONDS (Cost $59,659,698)			60,355,059
U.S. Government and Government Agency Obligations - 24.3%

U.S. Government Agency Obligations - 8.7%
Fannie Mae:
3.25% 1/15/08		130,000	126,684
3.25% 2/15/09		1,256,000	1,208,541
3.625% 3/15/07		326,000	322,626
3.875% 5/15/07		3,675,000	3,645,497
4.25% 5/15/09		1,000,000	991,947
6.375% 6/15/09		320,000	339,832
Freddie Mac:
0% 11/22/05		690,000	686,473
4% 8/17/07		113,000	112,317
4.125% 4/2/07		157,000	156,471
4.375% 7/17/15		3,000,000	2,930,025
5% 7/15/14		600,000	615,144
5.625% 3/15/11		640,000	673,437
7% 3/15/10		1,846,000	2,029,048
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			13,838,042
U.S. Treasury Inflation Protected Obligations - 2.5%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25		362,761	388,098
3.625% 4/15/28		456,598	597,411
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		937,146	949,740

		Principal Amount (d)	Value
2% 1/15/14		$ 1,691,744	$ 1,726,966
2% 7/15/14		414,584	423,507
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			4,085,722
U.S. Treasury Obligations - 13.1%
U.S. Treasury Bonds 6.125% 8/15/29		3,721,000	4,530,172
U.S. Treasury Notes:
2.375% 8/31/06		7,600,000	7,483,297
2.75% 7/31/06		2,950,000	2,918,311
4.25% 11/15/13		3,438,000	3,423,093
4.25% 8/15/14		2,550,000	2,534,063
TOTAL U.S. TREASURY OBLIGATIONS			20,888,936
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $38,838,539)			38,812,700
U.S. Government Agency - Mortgage Securities - 3.1%

Fannie Mae - 3.1%
4% 8/1/20 (i)		15,000	14,423
4% 10/1/20 (h)		15,000	14,423
4.5% 10/1/20 (h)		1,000,000	977,500
5% 10/1/35 (h)		2,000,000	1,956,875
5.5% 11/1/17 to 4/1/20		1,912,772	1,941,258
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,946,776)			4,904,479
Asset-Backed Securities - 0.1%

Cumbernauld Funding 5.2% 3/16/09 (Cost $89,816)	GBP	50,000	89,238
Collateralized Mortgage Obligations - 1.2%

U.S. Government Agency - 1.2%
Fannie Mae guaranteed REMIC pass thru certificates floater Series 2005-45 Class XA, 4.17% 6/25/35 (j)		889,547	889,181
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 3013 Class AF, 4.0181% 5/15/35 (j)		966,756	962,481
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,855,433)			1,851,662
Foreign Government and Government Agency Obligations - 22.5%
		Principal Amount (d)	Value
Arab Republic 8.8773% to 9.7504% 1/31/06 to 9/26/06	EGP	700,000	$ 114,799
Argentine Republic:
Inflation-Indexed par 0.63% 12/31/38 unit (f)(k)	ARS	1,167,383	176,425
3% 4/30/13 (j)		150,000	125,914
4.005% 8/3/12 (j)		745,000	593,085
discount 8.28% (with partial capitalization through 12/31/2013) 12/31/33 unit (k)		207,880	214,429
par 1.33% 12/31/38 unit (f)(k)		200,000	79,000
Brazilian Federative Republic:
Brady debt conversion bond 4.3125% 4/15/12 (j)		358,240	351,971
6% 9/15/13		266,667	258,773
8% 1/15/18		602,000	637,518
10.5% 7/14/14		190,000	229,900
11% 1/11/12		120,000	147,000
11% 8/17/40		880,000	1,078,440
12.25% 3/6/30		265,000	364,640
12.5% 1/5/16	BRL	355,000	153,130
12.75% 1/15/20		150,000	208,875
14.5% 10/15/09		175,000	227,675
Canadian Government:
3% 6/1/06	CAD	300,000	257,697
5.25% 6/1/12	CAD	1,950,000	1,821,018
5.5% 6/1/09	CAD	720,000	661,476
Central Bank of Nigeria:
Brady 6.25% 11/15/20		250,000	250,000
promissory note 5.092% 1/5/10		217,374	213,403
City of Kiev 8.75% 8/8/08		100,000	106,880
Colombian Republic:
10.75% 1/15/13		260,000	326,690
11.75% 2/25/20		135,000	187,785
12% 10/22/15	COP	234,000,000	125,452
Dominican Republic:
Brady 4.8738% 8/30/09 (j)		206,650	203,550
4.375% 8/30/24 (j)		500,000	467,500
Ecuador Republic:
9% 8/15/30 (Reg. S) (f)		115,000	108,503
12% 11/15/12 (Reg. S)		80,000	81,200
euro par 5% 2/28/25		36,000	25,740
French Government:
4% 4/25/55	EUR	100,000	130,144
4.75% 4/25/35	EUR	100,000	144,691
German Federal Republic 4.5% 7/4/09	EUR	1,290,000	1,654,038
Hellenic Republic 3.25% 6/21/07	EUR	1,500,000	1,828,442
Indonesian Republic:
7.25% 4/20/15 (g)		130,000	129,675
7.25% 4/20/15		165,000	164,588

		Principal Amount (d)	Value
Israeli State 7.5% 3/31/14	ILS	262,000	$ 62,962
Japan Government:
0.2% 7/20/06	JPY	125,000,000	1,102,914
0.5% 12/20/06	JPY	72,000,000	637,505
0.5% 6/10/15	JPY	50,150,000	421,612
1.1% 6/10/14	JPY	25,000,000	227,809
1.5% 3/20/14	JPY	25,000,000	223,609
2.4% 12/20/34	JPY	70,000,000	618,834
Lebanese Republic:
6.77% 11/30/09 (g)(j)		95,000	95,950
6.77% 11/30/09 (j)		140,000	141,400
Malaysian Government 4.72% 9/30/15	MYR	215,000	60,467
Panamanian Republic Brady discount 4.6875% 7/17/26 (j)		49,000	45,938
Peruvian Republic:
7.35% 7/21/25		100,000	106,000
9.875% 2/6/15		115,000	146,913
9.91% 5/5/15	PEN	115,000	40,936
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17		250,000	249,375
8.375% 2/15/11		565,000	591,131
9% 2/15/13		335,000	360,125
9.875% 1/15/19		110,000	122,925
10.625% 3/16/25		160,000	186,800
Republic of Hungary 6.25% 6/12/07	HUF	7,210,000	34,840
Republic of Serbia 3.75% 11/1/24 (f)(g)		50,000	44,500
Russian Federation:
5% 3/31/30 (Reg. S) (f)		1,380,000	1,587,000
11% 7/24/18 (Reg. S)		185,000	281,570
12.75% 6/24/28 (Reg. S)		215,000	405,275
euro 10% 6/26/07		215,000	233,813
South African Republic:
8.5% 6/23/17		50,000	63,750
13% 8/31/10	ZAR	280,000	53,072
Spanish Kingdom 3.15% 1/31/16	EUR	4,300,000	5,145,946
State of Qatar 9.75% 6/15/30 (Reg. S)		145,000	221,140
Turkish Republic:
11.75% 6/15/10		465,000	580,088
11.875% 1/15/30		390,000	572,325
20.3198% to 20.5644% 7/5/06	TRY	195,000	129,809
Ukraine Government 7.3431% 8/5/09 (j)		400,000	436,000
United Kingdom, Great Britain & Northern Ireland:
Index-Linked 2.5% 7/17/24	GBP	98,505	201,909
4.25% 3/7/36	GBP	30,000	53,031
4.75% 9/7/15	GBP	390,000	713,678
5% 3/7/08	GBP	260,000	467,289
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
United Kingdom, Great Britain & Northern Ireland: - continued
5% 9/7/14	GBP	331,000	$ 614,619
5.75% 12/7/09	GBP	100,000	186,732
8% 6/7/21	GBP	250,000	624,368
United Mexican States:
7.5% 4/8/33		710,000	821,825
8.125% 12/30/19		150,000	182,250
9.69% 12/8/05	MXN	1,230,000	112,390
11.5% 5/15/26		390,000	625,950
Uruguay Republic 7.25% 2/15/11		105,000	109,200
Venezuelan Republic:
4.64% 4/20/11 (j)		240,000	237,600
5.375% 8/7/10		225,000	219,150
9.25% 9/15/27		290,000	343,215
10.75% 9/19/13		330,000	411,675
13.625% 8/15/18		161,000	238,280
euro Brady par W-A 6.75% 3/31/20		500,000	504,000
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (f)		150,000	117,375
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $34,500,917)			35,866,915
Common Stocks - 0.5%
		Shares
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Coinmach Service Corp. unit		13,000	181,220
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		10,000	118,500
TOTAL CONSUMER DISCRETIONARY			299,720
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telewest Global, Inc. (a)		21,681	497,579
TOTAL COMMON STOCKS (Cost $629,649)			797,299
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		300	7,884

		Shares	Value
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		69	$ 75,900
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00%		30	22,200
TOTAL CONSUMER DISCRETIONARY			98,100
TOTAL PREFERRED STOCKS (Cost $105,831)			105,984
Floating Rate Loans - 0.9%
		Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
AM General LLC:
Tranche B1, term loan 8.2044% 11/1/11 (j)		$ 92,500	96,663
Tranche C2, term loan 12.41% 5/2/12 (j)		50,000	53,250
			149,913
Media - 0.0%
UPC Broadband Holding BV Tranche H2, term loan 6.0044% 9/30/12 (j)		50,000	50,563
TOTAL CONSUMER DISCRETIONARY			200,476
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (j)		12,000	12,195
Tranche 2, term loan 10.8125% 7/8/13 (j)		110,000	114,400
Tranche B1, term loan 6.57% 7/8/12 (j)		18,000	18,293
			144,888
FINANCIALS - 0.0%
Real Estate - 0.0%
Newkirk Master LP Tranche B, term loan 5.6931% 8/11/08 (j)		19,826	20,123
INDUSTRIALS - 0.2%
Airlines - 0.2%
United Air Lines, Inc. Tranche B, term loan 7.96% 12/30/05 (j)		40,000	40,400
Floating Rate Loans - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Airlines - continued
US Airways Group, Inc.:
Tranche 1A, term loan 12.2062% 9/30/10 (j)		$ 156,534	$ 156,534
Tranche 2B, term loan 9.8062% 9/30/08 (j)		91,025	91,935
			288,869
Building Products - 0.0%
Mueller Group, Inc. term loan 6.2371% 10/3/12 (j)		20,000	20,300
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 6.0399% 10/3/12 (j)		20,000	20,275
TOTAL INDUSTRIALS			329,444
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
SunGard Data Systems, Inc. Tranche B, term loan 6.28% 2/10/13 (j)		528,675	535,283
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Wind Telecomunicazioni Spa:
Tranche 2, term loan 10.0944% 3/21/15 (j)		140,000	140,175
Tranche B, term loan 6.75% 9/21/13 (j)		70,000	69,300
Tranche C, term loan 7.25% 9/21/14 (j)		70,000	69,300
			278,775
TOTAL FLOATING RATE LOANS (Cost $1,486,484)			1,508,989
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Citibank 5.0625% 3/28/13 (j)		46,818	44,009
- Credit Suisse First Boston 5.0625% 3/28/13 (j)		186,182	175,011
- Deutsche Bank 0.975% 3/28/13 (j)	JPY	2,701,464	21,539
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $231,455)			240,559
Fixed-Income Funds - 1.7%
		Shares
Fidelity Floating Rate Central Investment Portfolio (b) (Cost $2,785,039)		27,781	2,795,046
Money Market Funds - 9.8%
		Shares	Value
Fidelity Cash Central Fund, 3.82% (b) (Cost $15,586,082)		15,586,082	$ 15,586,082
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $160,715,719)			162,914,012
NET OTHER ASSETS - (2.2)%			(3,508,957)
NET ASSETS - 100%			$ 159,405,055
Currency Abbreviations
ARS	-	Argentine peso
BRL	-	Brazilian real
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
HUF	-	Hungarian forint
ILS	-	Israeli shekel
JPY	-	Japanese yen
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
PEN	-	Peruvian new sol
TRY	-	New Turkish Lira
ZAR	-	South African rand
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete unaudited listing of the fixed-income central fund's holdings is provided at the end of this report.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $14,276,183 or 9.0% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(k) Includes attached Argentine Republic Gross Domestic Product-Linked Securities, expiring 12/15/35.
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $160,628,005. Net unrealized appreciation aggregated $2,286,007, of which $4,076,486 related to appreciated investment securities and $1,790,479 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of September 30, 2005
which is a direct or indirect investment of
Fidelity Variable Insurance Products: Strategic Income Portfolio.
These underlying holdings of the Fidelity fixed-income central fund are not included in the Schedule of Investments.

Quarterly Report

Fidelity Floating Rate Central Investment Portfolio

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (c) - 89.6%
	Principal Amount	Value
Aerospace - 0.3%
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 5.9606% 12/31/11 (b)	$ 1,386,525	$ 1,409,056
Air Transportation - 1.3%
United Air Lines, Inc. Tranche B, term loan 7.96% 12/30/05 (b)	2,120,000	2,141,200
US Airways Group, Inc. Tranche 1A, term loan 12.2062% 9/30/10 (b)	4,000,000	4,000,000
		6,141,200
Automotive - 4.2%
Accuride Corp. term loan 6.1797% 1/31/12 (b)	2,343,409	2,366,843
AM General LLC Tranche B1, term loan 8.2044% 11/1/11 (b)	3,747,436	3,916,071
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,069,275
Tranche 2, term loan 6.32% 4/30/10 (b)	1,480,000	1,500,350
Travelcenters of America, Inc. Tranche B, term loan 5.71% 12/1/11 (b)	7,916,840	8,005,904
TRW Automotive Holdings Corp. Tranche B, term loan 5.25% 6/30/12 (b)	2,770,717	2,798,424
		19,656,867
Broadcasting - 2.0%
Entravision Communications Corp. term loan 5.55% 3/29/13 (b)	4,000,000	4,035,000
Nexstar Broadcasting, Inc. Tranche B, term loan 5.6644% 10/1/12 (b)	3,828,592	3,852,520
Spanish Broadcasting System, Inc. Tranche 1, term loan 6.03% 6/10/12 (b)	1,567,125	1,590,632
		9,478,152
Building Materials - 1.0%
Euramax International, Inc./Euramax International Holdings BV Tranche 1, term loan 6.6297% 6/29/12 (b)	1,845,375	1,859,215
Goodman Global Holdings, Inc. term loan 5.875% 12/23/11 (b)	1,210,850	1,227,499
Masonite International Corp. term loan 5.6659% 4/5/13 (b)	1,462,650	1,466,307
		4,553,021
Cable TV - 6.4%
Adelphia Communications Corp. Tranche B, term loan 6.3041% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.75% 6/30/09 (b)	3,000,000	2,977,500
Floating Rate Loans (c) - continued
	Principal Amount	Value
Cable TV - continued
Charter Communications Operating LLC:
Tranche A, term loan 6.68% 4/27/10 (b)	$ 6,630,902	$ 6,630,902
Tranche B, term loan 6.93% 4/7/11 (b)	1,987,454	1,997,391
DIRECTV Holdings LLC Tranche B, term loan 5.3375% 4/13/13 (b)	2,260,000	2,282,600
NTL Investment Holdings Ltd. Tranche B, term loan 6.41% 6/13/12 (b)	3,000,000	3,015,000
UPC Broadband Holding BV Tranche H2, term loan 6.0044% 9/30/12 (b)	3,940,000	3,984,325
UPC Distribution Holdings BV Tranche F, term loan 7.19% 12/31/11 (b)	4,000,000	4,065,000
WideOpenWest Illinois, Inc. Tranche B, term loan 6.8036% 6/22/11 (b)	2,586,902	2,612,771
		30,027,739
Capital Goods - 1.7%
Alliance Laundry Systems LLC term loan 6.0021% 1/27/12 (b)	1,870,000	1,893,375
Flowserve Corp. term loan 5.8125% 8/10/12 (b)	1,280,000	1,296,000
GenTek, Inc. term loan 6.4034% 2/28/11 (b)	1,939,064	1,939,064
Hexcel Corp. Tranche B, term loan 5.3632% 3/1/12 (b)	370,000	373,700
Mueller Group, Inc. term loan 6.2371% 10/3/12 (b)	670,000	680,050
Walter Industries, Inc. term loan 6.0399% 10/3/12 (b)	720,000	729,900
Wastequip, Inc. Tranche B1, term loan 6.5204% 7/15/11 (b)	967,575	977,251
		7,889,340
Chemicals - 1.7%
Basell USA, Inc.:
Tranche B2, term loan 6.3533% 8/1/13 (b)	190,000	193,563
Tranche C2, term loan 6.8533% 8/1/14 (b)	190,000	193,563
Celanese Holding LLC term loan 6.2967% 4/6/11 (b)	2,334,674	2,369,695
Mosaic Co. Tranche B, term loan 5.2323% 2/21/12 (b)	1,890,500	1,914,131
PQ Corp. term loan 6.0625% 2/11/12 (b)	3,283,500	3,320,439
		7,991,391
Consumer Products - 1.2%
Burt's Bees, Inc. term loan 6.2397% 3/28/10 (b)	398,000	402,478
Central Garden & Pet Co. Tranche B, term loan 5.5591% 5/14/09 (b)	396,974	401,936
Fender Musical Instrument Corp. Tranche B, term loan 5.85% 3/30/12 (b)	807,975	816,055
Jarden Corp. Tranche B2, term loan 5.6881% 1/24/12 (b)	375,189	377,065
Floating Rate Loans (c) - continued
	Principal Amount	Value
Consumer Products - continued
Jostens IH Corp. Tranche A, term loan 6.4381% 10/4/10 (b)	$ 1,800,000	$ 1,822,500
Simmons Bedding Co. Tranche C, term loan 6.0144% 12/19/11 (b)	1,941,162	1,960,574
		5,780,608
Containers - 0.2%
Berry Plastics Corp. term loan 6.105% 12/2/11 (b)	947,625	960,655
Diversified Financial Services - 0.8%
Newkirk Master LP Tranche B, term loan 5.6931% 8/11/08 (b)	644,334	653,999
Refco Finance Holdings LLC term loan 5.8406% 8/5/11 (b)	2,972,222	3,005,660
		3,659,659
Diversified Media - 0.2%
R.H. Donnelley Corp. Tranche A3, term loan 5.6939% 12/31/09 (b)	1,159,682	1,162,582
Electric Utilities - 4.5%
Allegheny Energy Supply Co. LLC term loan 5.7691% 3/8/11 (b)	3,138,340	3,181,492
Centerpoint Energy House Electric LLC term loan 13.2425% 11/11/05 (b)	2,000,000	2,025,000
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (b)	2,211,382	2,244,553
term loan 6.9606% 6/24/12 (b)	1,784,146	1,810,909
NRG Energy, Inc.:
Credit-Linked Deposit 5.7953% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.8954% 12/24/11 (b)	2,177,297	2,188,183
Primary Energy Finance LLC term loan 6.0204% 8/24/12 (b)	3,030,000	3,075,450
Reliant Energy, Inc. term loan 6.0972% 4/30/10 (b)	1,990,000	2,004,925
Texas Genco LLC term loan 5.8632% 12/14/11 (b)	2,977,500	2,992,388
		21,237,681
Energy - 7.8%
Boart Longyear Holdings, Inc. Tranche 1, term loan 6.53% 7/22/12 (b)	369,075	374,611
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (b)	704,000	715,440
Tranche B1, term loan 6.57% 7/8/12 (b)	1,056,000	1,073,160
El Paso Corp. Credit-Linked Deposit 6.6466% 11/22/09 (b)	6,000,000	6,060,000
Energy Transfer Partners LP term loan 6.8125% 6/16/08 (b)	5,000,000	5,056,250
Floating Rate Loans (c) - continued
	Principal Amount	Value
Energy - continued
EPCO Holdings, Inc. Tranche B, term loan 6.0394% 8/16/10 (b)	$ 3,460,000	$ 3,520,550
Kerr-McGee Corp. Tranche B, term loan 6.3149% 5/24/11 (b)	9,975,000	10,024,875
Key Energy Services, Inc. Tranche B, term loan 7.02% 6/30/12 (b)	4,230,000	4,293,450
LB Pacific LP term loan 6.8044% 3/3/12 (b)	3,980,000	4,029,750
Universal Compression, Inc. term loan 7.5% 2/15/12 (b)	1,055,500	1,063,416
Vulcan/Plains Resources, Inc. term loan 5.8492% 8/12/11 (b)	540,000	547,425
		36,758,927
Entertainment/Film - 1.8%
MGM Holdings II, Inc. Tranche B, term loan 6.2704% 4/8/12 (b)	8,550,000	8,635,500
Environmental - 1.4%
Allied Waste Industries, Inc.:
term loan 5.8505% 1/15/12 (b)	2,088,868	2,107,146
Tranche A, Credit-Linked Deposit 5.105% 1/15/12 (b)	789,324	796,231
Envirocare of Utah, Inc. Tranche 1, term loan 6.11% 4/13/10 (b)	3,727,273	3,787,841
		6,691,218
Food/Beverage/Tobacco - 1.8%
Centerplate, Inc. term loan 6.9252% 10/1/10 (b)	4,895,400	4,932,116
Commonwealth Brands, Inc. term loan 6.875% 8/28/07 (b)	135,204	137,570
Constellation Brands, Inc. Tranche B, term loan 5.9093% 11/30/11 (b)	2,297,889	2,326,612
Herbalife International, Inc. term loan 5.41% 12/21/10 (b)	1,190,000	1,201,900
		8,598,198
Gaming - 2.6%
BLB Worldwide Holdings, Inc.:
Tranche 1, term loan 6.079% 6/30/12 (b)	870,000	883,050
Tranche 2, term loan 7.83% 7/18/11 (b)	1,360,000	1,385,500
Green Valley Ranch Gaming LLC term loan 6.0204% 12/17/11 (b)	2,176,056	2,197,817
Herbst Gaming, Inc. term loan 6.1973% 1/7/11 (b)	398,000	402,478
Isle of Capri Casinos, Inc. term loan 5.4859% 2/4/11 (b)	198,500	200,981
Marina District Finance Co., Inc. term loan 5.5906% 10/14/11 (b)	3,970,000	3,994,813
Floating Rate Loans (c) - continued
	Principal Amount	Value
Gaming - continued
Motor City Casino Tranche B, term loan 5.9333% 7/29/12 (b)	$ 1,426,425	$ 1,438,906
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 6.53% 4/26/12 (b)	783,465	787,382
Venetian Casino Resort LLC Tranche B, term loan 5.7704% 6/15/11 (b)	900,000	904,500
		12,195,427
Healthcare - 9.8%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 6.1093% 2/7/12 (b)	3,283,500	3,332,753
Community Health Systems, Inc. term loan 5.61% 8/19/11 (b)	3,964,962	4,019,481
CRC Health Corp. term loan 6.8125% 5/11/11 (b)	947,625	952,363
DaVita, Inc. Tranche B, term loan 4.1581% 7/30/12 (b)	7,686,275	7,811,176
Genoa Healthcare Group LLC Tranche 1, term loan 7.2614% 8/4/12 (b)	1,421,000	1,442,315
HealthSouth Corp.:
Credit-Linked Deposit 6.2818% 6/14/07 (b)	807,500	811,538
term loan 6.53% 6/14/07 (b)	2,985,019	2,999,944
Lifecare Holdings, Inc. term loan 6.09% 8/11/12 (b)	1,260,000	1,244,250
LifePoint Hospitals, Inc. Tranche B, term loan 5.435% 4/15/12 (b)	3,196,814	3,224,787
Mylan Laboratories, Inc. Tranche B, term loan 5.4% 6/30/10 (b)	480,000	486,600
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	475,000	480,938
PacifiCare Health Systems, Inc. Tranche B, term loan 5.2204% 12/6/10 (b)	6,947,500	6,947,500
Psychiatric Solutions, Inc. term loan 5.73% 7/1/12 (b)	510,769	516,515
Skilled Healthcare Group, Inc. Tranche 2, term loan 11.53% 12/15/12 (b)	3,000,000	3,030,000
Vicar Operating, Inc. term loan 5.375% 5/16/11 (b)	4,644,362	4,690,806
Warner Chilcott Corp. term loan 6.6701% 1/18/12 (b)	3,992,057	4,012,017
		46,002,983
Homebuilding/Real Estate - 5.7%
CB Richard Ellis Services, Inc. term loan 5.1051% 3/31/10 (b)	1,430,172	1,440,898
General Growth Properties, Inc. Tranche B, term loan 5.85% 11/12/08 (b)	5,961,545	6,050,968
Lake Las Vegas LLC Tranche 1, term loan 6.3129% 11/1/09 (b)	3,902,166	3,960,699
Lion Gables Realty LP term loan 5.63% 9/30/06 (b)	4,124,421	4,150,199
Floating Rate Loans (c) - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
LNR Property Corp. Tranche B, term loan 6.7112% 2/3/08 (b)	$ 3,919,880	$ 3,968,879
Maguire Properties, Inc. Tranche B, term loan 5.4663% 3/15/10 (b)	4,611,111	4,651,458
Shea Mountain House LLC Tranche B, term loan 5.8% 5/11/11 (b)	2,430,000	2,454,300
		26,677,401
Hotels - 1.0%
Starwood Hotels & Resorts Worldwide, Inc. term loan 5.0906% 10/9/06 (b)	4,893,939	4,893,939
Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.78% 6/8/12 (b)	3,000,000	3,045,000
Mega Bloks, Inc. Tranche B, term loan 5.6034% 7/26/12 (b)	440,000	445,500
		3,490,500
Metals/Mining - 2.6%
Murray Energy Corp. Tranche 1, term loan 6.86% 1/28/10 (b)	497,500	501,231
Novelis, Inc. term loan 5.46% 1/7/12 (b)	3,123,077	3,158,212
Peabody Energy Corp. term loan 4.625% 3/21/10 (b)	2,947,385	2,965,806
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 6.0302% 3/23/11 (b)	5,676,487	5,683,583
		12,308,832
Paper - 2.9%
Escanaba Timber LLC term loan 6.43% 5/2/08 (b)	520,000	525,850
Georgia-Pacific Corp. term loan 5.3152% 7/2/09 (b)	1,000,000	1,001,800
Koch Cellulose LLC:
term loan 5.77% 5/7/11 (b)	1,952,469	1,984,197
Credit-Linked Deposit 5.1931% 5/7/11 (b)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 5.25% 11/1/10 (b)	655,111	661,662
Tranche B, term loan 5.6969% 11/1/11 (b)	5,208,155	5,266,747
Tranche C, term loan 5.8338% 11/1/11 (b)	1,923,018	1,944,652
Xerium Technologies, Inc. Tranche B, term loan 6.0204% 5/18/12 (b)	1,496,250	1,514,953
		13,512,604
Publishing/Printing - 3.0%
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 5.5119% 3/9/10 (b)	6,513,707	6,546,276
Floating Rate Loans (c) - continued
	Principal Amount	Value
Publishing/Printing - continued
Liberty Group Operating, Inc. Tranche B, term loan 6% 2/28/12 (b)	$ 196,513	$ 198,478
PRIMEDIA, Inc. Tranche B, term loan 6.1138% 9/30/13 (b)	3,170,000	3,197,738
R.H. Donnelley Corp. Tranche B2, term loan 5.6181% 6/30/11 (b)	4,287,315	4,314,111
		14,256,603
Railroad - 1.5%
Helm Holding Corp. Tranche 1, term loan 6.259% 7/8/11 (b)	1,187,025	1,198,895
Kansas City Southern Railway Co. Tranche B1, term loan 5.5903% 3/30/08 (b)	2,779,000	2,820,685
RailAmerica, Inc. term loan 5.875% 9/29/11 (b)	3,090,201	3,144,280
		7,163,860
Restaurants - 3.3%
Arby's Restaurant Group, Inc. Tranche B, term loan 6.1446% 7/25/12 (b)	3,990,000	4,019,925
Burger King Corp. Tranche B, term loan 5.5% 6/30/12 (b)	1,845,375	1,873,056
Domino's, Inc. term loan 5.8125% 6/25/10 (b)	4,809,121	4,881,258
Jack in the Box, Inc. term loan 5.4457% 1/8/11 (b)	3,117,746	3,145,026
Landry's Seafood Restaurants, Inc. term loan 5.949% 12/28/10 (b)	1,454,013	1,470,370
		15,389,635
Services - 4.6%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	825,144	837,521
DynCorp term loan 6.7498% 2/11/11 (b)	1,995,000	2,004,975
Iron Mountain, Inc.:
term loan 5.625% 4/2/11 (b)	3,712,842	3,749,970
Tranche R, term loan 5.5313% 4/2/11 (b)	4,962,500	5,012,125
Knowledge Learning Corp. term loan 6.35% 1/7/12 (b)	4,050,907	4,061,035
Rural/Metro Corp.:
Credit-Linked Deposit 6.2% 3/4/11 (b)	520,882	528,044
term loan 6.0439% 3/4/11 (b)	1,904,941	1,931,134
United Rentals, Inc.:
term loan 6.0948% 2/14/11 (b)	2,836,779	2,865,147
Tranche B, Credit-Linked Deposit 5.4925% 2/14/11 (b)	575,996	581,756
		21,571,707
Floating Rate Loans (c) - continued
	Principal Amount	Value
Shipping - 0.1%
Baker Tanks, Inc. term loan 6.4731% 1/30/11 (b)	$ 248,750	$ 250,616
Ozburn Hessey Holding Co. LLC term loan 6.3406% 8/9/12 (b)	370,000	375,550
		626,166
Technology - 7.8%
AMI Semiconductor, Inc. term loan 5.3406% 4/1/12 (b)	2,090,751	2,095,978
Fairchild Semiconductor Corp. Tranche B3, term loan 5.605% 12/31/10 (b)	2,055,157	2,078,277
Fidelity National Information Solutions, Inc. Tranche B, term loan 5.4771% 3/9/13 (b)	5,471,500	5,498,858
Infor Global Solutions AG Tranche 1, term loan 6.943% 4/18/11 (b)	6,000,000	6,060,000
ON Semiconductor Corp. Tranche G, term loan 7.0625% 12/15/11 (b)	2,977,500	3,022,163
SSA Global Technologies, Inc. term loan 5.97% 9/22/11 (b)	2,180,000	2,190,900
SunGard Data Systems, Inc. Tranche B, term loan 6.28% 2/10/13 (b)	14,962,500	15,149,520
UGS Holdings, Inc. Tranche C, term loan 5.84% 3/31/12 (b)	464,828	471,219
		36,566,915
Telecommunications - 5.4%
AAT Communications Corp.:
Tranche 2, term loan 6.61% 7/29/13 (b)	300,000	305,625
Tranche B1, term loan 5.61% 7/27/12 (b)	1,850,000	1,875,438
Alaska Communications Systems Holding term loan 6.0204% 2/1/12 (b)	7,100,000	7,188,750
American Tower LP Tranche C, term loan 4.9601% 8/31/11 (b)	2,567,100	2,570,309
Conversant Holdings, Inc. Tranche B, term loan 7.8144% 3/31/11 (b)	1,925,000	1,920,188
Intelsat Ltd. term loan 5.8125% 7/28/11 (b)	3,228,410	3,260,694
Madison River Capital LLC/Madison River Finance Corp. Tranche B, term loan 6.22% 7/29/12 (b)	1,270,000	1,290,638
New Skies Satellites BV term loan 5.8888% 5/2/11 (b)	1,327,565	1,347,479
NTELOS, Inc.:
term loan 9.03% 2/24/12 (b)	200,000	199,250
Tranche B, term loan 6.53% 8/24/11 (b)	992,500	1,003,666
Qwest Corp. Tranche A, term loan 8.53% 6/30/07 (b)	1,600,000	1,650,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Telecommunications - continued
SpectraSite Communications, Inc. Tranche B, term loan 5.27% 5/19/12 (b)	$ 1,985,000	$ 1,987,481
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 5.7754% 2/14/12 (b)	773,333	783,967
		25,383,485
Textiles & Apparel - 0.3%
St. John Knits International, Inc. Tranche B, term loan 6.5401% 3/23/12 (b)	497,500	503,719
William Carter Co. term loan 5.7178% 6/29/12 (b)	796,875	808,828
		1,312,547
TOTAL FLOATING RATE LOANS (Cost $419,395,818)		421,984,398
Nonconvertible Bonds - 7.9%
Automotive - 2.5%
General Motors Acceptance Corp.:
4.6769% 5/18/06 (b)	2,000,000	1,989,398
4.87% 10/20/05 (b)	5,000,000	5,000,060
5.11% 9/23/08 (b)	3,000,000	2,779,644
6.75% 1/15/06	2,000,000	2,010,456
		11,779,558
Diversified Financial Services - 1.1%
Residential Capital Corp. 5.385% 6/29/07 (a)(b)	5,000,000	5,041,365
Super Retail - 1.1%
GSC Holdings Corp./Gamestop, Inc. 7.875% 10/1/11 (a)(b)	5,000,000	5,037,500
Technology - 1.3%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000
SunGard Data Systems, Inc. 8.5248% 8/15/13 (a)(b)	1,090,000	1,124,063
		6,149,063
Telecommunications - 1.9%
Qwest Corp. 7.12% 6/15/13 (a)(b)	2,840,000	2,953,600
Rogers Communications, Inc. 6.995% 12/15/10 (b)	6,000,000	6,217,500
		9,171,100
TOTAL NONCONVERTIBLE BONDS (Cost $37,125,822)		37,178,586
Cash Equivalents - 7.7%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.89%, dated 9/30/05 due 10/3/05) (Cost $36,404,000)	$ 36,415,815	$ 36,404,000
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $492,925,640)		495,566,984
NET OTHER ASSETS - (5.2)%		(24,405,171)
NET ASSETS - 100%		$ 471,161,813
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $14,156,528 or 3.0% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Technology Portfolio

September 30, 2005

VTC-QTLY-1105

1.807723.101

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Diversified Commercial & Professional Services - 0.1%
Global Cash Access Holdings, Inc.	3,100	$ 43,710
COMMUNICATIONS EQUIPMENT - 37.4%
Communications Equipment - 37.4%
ADC Telecommunications, Inc. (a)	17,185	392,849
Alcatel SA sponsored ADR (a)	31,300	420,046
Andrew Corp. (a)	41,600	463,840
AudioCodes Ltd. (a)	56,500	622,065
Bookham, Inc. (a)	16,700	81,496
CIENA Corp. (a)	284,900	752,136
Comtech Group, Inc. (a)	50,000	299,005
Comverse Technology, Inc. (a)	30,070	789,939
Corning, Inc. (a)	66,200	1,279,646
CSR PLC (a)	11,400	134,374
Extreme Networks, Inc. (a)	68,400	304,380
F5 Networks, Inc. (a)	38,800	1,686,636
Foxconn International Holdings Ltd.	40,000	43,314
Harris Corp.	300	12,540
Ixia (a)	20,800	305,968
JDS Uniphase Corp. (a)	189,800	421,356
Juniper Networks, Inc. (a)	203,896	4,850,686
Motorola, Inc.	51,330	1,133,880
MRV Communications, Inc. (a)	53,600	114,168
Nokia Corp. sponsored ADR	270,200	4,569,082
Polycom, Inc. (a)	9,500	153,615
Powerwave Technologies, Inc. (a)	28,400	368,916
QUALCOMM, Inc.	113,700	5,088,073
RADWARE Ltd. (a)	14,300	272,415
Research In Motion Ltd. (a)	55,000	3,751,505
Sonus Networks, Inc. (a)	54,300	314,940
Tekelec (a)	14,900	312,155
		28,939,025
COMPUTERS & PERIPHERALS - 15.7%
Computer Hardware - 7.0%
Apple Computer, Inc. (a)	29,900	1,602,939
Avid Technology, Inc. (a)	8,600	356,040
Dell, Inc. (a)	2,400	82,080
Hewlett-Packard Co.	36,200	1,057,040
International Business Machines Corp.	22,400	1,796,928
Palm, Inc. (a)	10,800	305,964
Sun Microsystems, Inc. (a)	39,600	155,232
		5,356,223
Computer Storage & Peripherals - 8.7%
Advanced Digital Information Corp. (a)	20,400	191,760
Brocade Communications Systems, Inc. (a)	500	2,040
EMC Corp. (a)	302,540	3,914,868
Network Appliance, Inc. (a)	90,200	2,141,348

	Shares	Value
SanDisk Corp. (a)	8,735	$ 421,464
Seagate Technology	4,400	69,740
		6,741,220
TOTAL COMPUTERS & PERIPHERALS		12,097,443
ELECTRICAL EQUIPMENT - 0.7%
Electrical Components & Equipment - 0.7%
Evergreen Solar, Inc. (a)	61,400	572,862
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.7%
Electronic Equipment & Instruments - 3.0%
Agilent Technologies, Inc. (a)	11,300	370,075
Applied Films Corp. (a)	11,400	239,400
AU Optronics Corp. sponsored ADR	53,394	691,986
LG.Philips LCD Co. Ltd. sponsored ADR (a)	7,800	160,368
Photon Dynamics, Inc. (a)	6,778	129,799
Planar Systems, Inc. (a)	19,500	160,290
Samsung SDI Co. Ltd.	2,000	207,954
Vishay Intertechnology, Inc. (a)	30,000	358,500
		2,318,372
Electronic Manufacturing Services - 0.9%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	113,450	528,183
International DisplayWorks, Inc. (a)	20,900	124,146
		652,329
Technology Distributors - 0.8%
Arrow Electronics, Inc. (a)	7,500	235,200
Avnet, Inc. (a)	15,900	388,755
		623,955
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		3,594,656
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.2%
ReignCom Ltd.	3,226	36,171
Thomson SA	6,500	135,193
		171,364
INTERNET & CATALOG RETAIL - 3.4%
Internet Retail - 3.4%
eBay, Inc. (a)	54,700	2,253,640
GSI Commerce, Inc. (a)	14,400	286,560
Overstock.com, Inc. (a)	2,800	107,380
		2,647,580
INTERNET SOFTWARE & SERVICES - 7.4%
Internet Software & Services - 7.4%
Akamai Technologies, Inc. (a)	17,800	283,910
AsiaInfo Holdings, Inc. (a)	9,900	48,015
Baidu.com, Inc. ADR	100	6,402
Google, Inc. Class A (sub. vtg.) (a)	7,800	2,468,388
Marchex, Inc. Class B (a)	34,000	563,040
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Openwave Systems, Inc. (a)	58,633	$ 1,054,221
VeriSign, Inc. (a)	14,800	316,276
Yahoo!, Inc. (a)	29,740	1,006,402
		5,746,654
IT SERVICES - 1.7%
Data Processing & Outsourced Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	5,500	300,300
Paychex, Inc.	14,000	519,120
		819,420
IT Consulting & Other Services - 0.6%
Accenture Ltd. Class A (a)	14,900	379,354
Kanbay International, Inc. (a)	6,800	127,840
		507,194
TOTAL IT SERVICES		1,326,614
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.4%
Semiconductor Equipment - 3.5%
Amkor Technology, Inc. (a)	31,300	137,094
ASML Holding NV (NY Shares) (a)	16,700	275,717
ATMI, Inc. (a)	7,900	244,900
Credence Systems Corp. (a)	24,800	197,904
Kulicke & Soffa Industries, Inc. (a)	26,200	189,950
Lam Research Corp. (a)	2,500	76,175
MEMC Electronic Materials, Inc. (a)	40,600	925,274
Teradyne, Inc. (a)	26,200	432,300
Varian Semiconductor Equipment Associates, Inc. (a)	5,300	224,561
		2,703,875
Semiconductors - 13.9%
Advanced Analogic Technologies, Inc.	20,750	232,193
Altera Corp. (a)	37,200	710,892
Analog Devices, Inc.	14,400	534,816
Applied Micro Circuits Corp. (a)	134,900	404,700
ATI Technologies, Inc. (a)	55,100	761,618
Atmel Corp. (a)	59,906	123,406
Cambridge Display Technologies, Inc.	17,300	115,045
Cree, Inc. (a)	15,400	385,308
Cypress Semiconductor Corp. (a)	24,000	361,200
Exar Corp. (a)	1,144	16,039
Fairchild Semiconductor International, Inc. (a)	38,700	575,082
Freescale Semiconductor, Inc.:
Class A (a)	20,800	486,928
Class B (a)	7,212	170,059
Ikanos Communications, Inc.	300	3,687
Intel Corp.	57,200	1,409,980

	Shares	Value
Intersil Corp. Class A	14,100	$ 307,098
Linear Technology Corp.	12,200	458,598
Marvell Technology Group Ltd. (a)	9,000	414,990
Maxim Integrated Products, Inc.	11,500	490,475
Microchip Technology, Inc.	5,200	156,624
Micron Technology, Inc. (a)	6,900	91,770
Mindspeed Technologies, Inc. (a)	174,500	420,545
O2Micro International Ltd. (a)	32,200	506,828
Semiconductor Manufacturing International Corp. sponsored ADR (a)	11,400	98,040
Siliconware Precision Industries Co. Ltd. sponsored ADR	24,404	126,413
STATS ChipPAC Ltd. sponsored ADR (a)	105,200	660,656
Trident Microsystems, Inc. (a)	7,800	248,118
Vitesse Semiconductor Corp. (a)	89,400	168,072
Zoran Corp. (a)	23,018	329,157
		10,768,337
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		13,472,212
SOFTWARE - 10.3%
Application Software - 3.4%
Agile Software Corp. (a)	17,100	122,607
Citrix Systems, Inc. (a)	3,200	80,448
Cognos, Inc. (a)	5,200	201,139
FileNET Corp. (a)	3,000	83,700
Hyperion Solutions Corp. (a)	1,700	82,705
JAMDAT Mobile, Inc.	300	6,300
Kronos, Inc. (a)	2,000	89,280
Mercury Interactive Corp. (a)	2,900	114,840
Quest Software, Inc. (a)	24,479	368,899
Salesforce.com, Inc. (a)	9,300	215,016
TIBCO Software, Inc. (a)	23,800	198,968
Ulticom, Inc. (a)	97,785	1,078,569
		2,642,471
Home Entertainment Software - 1.0%
Activision, Inc. (a)	9,000	184,050
Take-Two Interactive Software, Inc. (a)	9,600	212,064
THQ, Inc. (a)	8,850	188,682
Ubisoft Entertainment SA (a)	3,100	161,713
		746,509
Systems Software - 5.9%
Adobe Systems, Inc.	2,950	88,058
McAfee, Inc. (a)	5,100	160,242
Microsoft Corp.	104,255	2,682,481
Oracle Corp. (a)	83,600	1,035,804
Red Hat, Inc. (a)	26,860	569,163
		4,535,748
TOTAL SOFTWARE		7,924,728
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 0.4%
Computer & Electronics Retail - 0.4%
Best Buy Co., Inc.	7,000	$ 304,710
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Wireless Facilities, Inc. (a)	40,000	232,000
TOTAL COMMON STOCKS (Cost $66,898,603)		77,073,558
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 3.82% (b)	438,007	438,007
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	1,254,475	1,254,475
TOTAL MONEY MARKET FUNDS (Cost $1,692,482)		1,692,482
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $68,591,085)		78,766,040
NET OTHER ASSETS - (1.9)%		(1,488,008)
NET ASSETS - 100%		$ 77,278,032
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $69,129,637. Net unrealized appreciation aggregated $9,636,403, of which $11,578,845 related to appreciated investment securities and $1,942,442 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Telecommunications & Utilities Growth Portfolio

September 30, 2005

VUT-QTLY-1105

1.807738.101

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 30.7%
Integrated Telecommunication Services - 30.7%
BellSouth Corp.	155,530	$ 4,090,439
Citizens Communications Co.	230	3,117
Qwest Communications International, Inc. (a)	320,870	1,315,567
SBC Communications, Inc.	180,810	4,334,014
TELUS Corp. (non-vtg.)	1,800	73,310
Verizon Communications, Inc.	125,860	4,114,363
		13,930,810
ELECTRIC UTILITIES - 23.0%
Electric Utilities - 23.0%
Allegheny Energy, Inc. (a)	34,900	1,072,128
Cinergy Corp.	100	4,441
Edison International	41,200	1,947,936
Entergy Corp.	13,900	1,033,048
Exelon Corp.	45,700	2,442,208
FirstEnergy Corp.	21,920	1,142,470
FPL Group, Inc.	25,500	1,213,800
Northeast Utilities	4,300	85,785
PPL Corp.	44,000	1,422,520
Westar Energy, Inc.	2,100	50,673
		10,415,009
GAS UTILITIES - 3.0%
Gas Utilities - 3.0%
ONEOK, Inc.	13,400	455,868
Questar Corp.	8,200	722,584
Southern Union Co.	4,480	115,450
UGI Corp.	2,600	73,190
		1,367,092
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 10.9%
Independent Power & Energy Trade - 10.9%
AES Corp. (a)	106,150	1,744,045
NRG Energy, Inc. (a)	16,200	690,120
TXU Corp.	22,040	2,487,875
		4,922,040
MEDIA - 3.5%
Broadcasting & Cable TV - 3.5%
EchoStar Communications Corp. Class A	11,800	348,926
Sirius Satellite Radio, Inc. (a)	56,700	371,385
The DIRECTV Group, Inc. (a)	300	4,494
XM Satellite Radio Holdings, Inc. Class A (a)	24,400	876,204
		1,601,009
MULTI-UTILITIES - 10.8%
Multi-Utilities - 10.8%
Aquila, Inc. (a)	10,000	39,600
CMS Energy Corp. (a)	18,710	307,780
Dominion Resources, Inc.	23,470	2,021,706

	Shares	Value
PG&E Corp.	5,800	$ 227,650
Public Service Enterprise Group, Inc.	31,900	2,053,084
Sempra Energy	5,500	258,830
Wisconsin Energy Corp.	120	4,790
		4,913,440
OIL, GAS & CONSUMABLE FUELS - 0.2%
Oil & Gas Exploration & Production - 0.1%
Cheniere Energy, Inc. (a)	400	16,544
Oil & Gas Refining & Marketing - 0.1%
Western Gas Resources, Inc.	1,200	61,476
TOTAL OIL, GAS & CONSUMABLE FUELS		78,020
WATER UTILITIES - 0.3%
Water Utilities - 0.3%
Aqua America, Inc.	3,087	117,368
WIRELESS TELECOMMUNICATION SERVICES - 15.9%
Wireless Telecommunication Services - 15.9%
ALLTEL Corp.	10,331	672,651
American Tower Corp. Class A (a)	7,542	188,173
Crown Castle International Corp. (a)	1,090	26,847
Nextel Partners, Inc. Class A (a)	44,900	1,126,990
NII Holdings, Inc. (a)	17,200	1,452,540
Sprint Nextel Corp.	157,275	3,740,000
		7,207,201
TOTAL COMMON STOCKS (Cost $38,787,124)		44,551,989
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 3.82% (b)	226,907	226,907
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	280,125	280,125
TOTAL MONEY MARKET FUNDS (Cost $507,032)		507,032
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $39,294,156)		45,059,021
NET OTHER ASSETS - 0.6%		261,746
NET ASSETS - 100%		$ 45,320,767
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $39,358,204. Net unrealized appreciation aggregated $5,700,817, of which $6,752,083 related to appreciated investment securities and $1,051,266 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Leaders Portfolio

September 30, 2005

VVL-QTLY-1105

1.808797.101

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.3%
Delphi Corp. (a)	11,200	$ 30,912
Lear Corp.	2,800	95,116
		126,028
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (a)	800	53,112
Service Corp. International (SCI)	10,100	83,729
		136,841
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.	5,840	195,582
Red Robin Gourmet Burgers, Inc. (a)	1,000	45,840
		241,422
Household Durables - 0.9%
D.R. Horton, Inc.	1,400	50,708
KB Home	1,200	87,840
LG Electronics, Inc.	260	17,416
Sony Corp. sponsored ADR	2,100	69,699
Techtronic Industries Co. Ltd.	18,500	47,339
Toll Brothers, Inc. (a)	1,300	58,071
		331,073
Internet & Catalog Retail - 1.0%
Coldwater Creek, Inc. (a)	2,800	70,616
eBay, Inc. (a)	6,400	263,680
Expedia, Inc., Delaware (a)	850	16,839
IAC/InterActiveCorp (a)	850	21,548
		372,683
Leisure Equipment & Products - 1.1%
Eastman Kodak Co.	14,020	341,107
Leapfrog Enterprises, Inc. Class A (a)	4,500	66,465
		407,572
Media - 3.6%
Clear Channel Communications, Inc.	5,380	176,948
EchoStar Communications Corp. Class A	1,200	35,484
Grupo Televisa SA de CV (CPO) sponsored ADR	1,100	78,881
Lamar Advertising Co. Class A (a)	5,400	244,944
News Corp. Class A	938	14,623
Omnicom Group, Inc.	760	63,559
The Reader's Digest Association, Inc. (non-vtg.)	2,200	35,134
Time Warner, Inc.	10,200	184,722
Univision Communications, Inc. Class A (a)	8,600	228,158
Valassis Communications, Inc. (a)	400	15,592
Viacom, Inc. Class B (non-vtg.)	2,563	84,605
Walt Disney Co.	8,730	210,655
XM Satellite Radio Holdings, Inc. Class A (a)	400	14,364
		1,387,669

	Shares	Value
Multiline Retail - 0.3%
Federated Department Stores, Inc.	600	$ 40,122
Kohl's Corp. (a)	1,600	80,288
		120,410
Specialty Retail - 1.1%
Home Depot, Inc.	7,500	286,050
Maidenform Brands, Inc.	100	1,375
OfficeMax, Inc.	2,900	91,843
Staples, Inc.	1,400	29,848
		409,116
TOTAL CONSUMER DISCRETIONARY		3,532,814
CONSUMER STAPLES - 5.1%
Beverages - 0.9%
Coca-Cola Enterprises, Inc.	4,400	85,800
Diageo PLC sponsored ADR	300	17,403
PepsiCo, Inc.	800	45,368
The Coca-Cola Co.	4,400	190,036
		338,607
Food & Staples Retailing - 1.2%
Kroger Co. (a)	10,300	212,077
Rite Aid Corp. (a)	700	2,716
Safeway, Inc.	6,000	153,600
Wal-Mart Stores, Inc.	1,100	48,202
Walgreen Co.	1,100	47,795
		464,390
Food Products - 0.5%
Corn Products International, Inc.	1,350	27,230
Nestle SA (Reg.)	290	84,932
Tyson Foods, Inc. Class A	5,000	90,250
		202,412
Household Products - 1.0%
Colgate-Palmolive Co.	7,200	380,088
Tobacco - 1.5%
Altria Group, Inc.	7,620	561,670
TOTAL CONSUMER STAPLES		1,947,167
ENERGY - 14.9%
Energy Equipment & Services - 6.2%
BJ Services Co.	6,300	226,737
FMC Technologies, Inc. (a)	3,200	134,752
GlobalSantaFe Corp.	3,700	168,794
Halliburton Co.	8,250	565,290
Hornbeck Offshore Services, Inc. (a)	700	25,641
National Oilwell Varco, Inc. (a)	3,263	214,705
Pride International, Inc. (a)	6,100	173,911
Schlumberger Ltd. (NY Shares)	5,200	438,776
Smith International, Inc.	4,200	139,902
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc. (a)	1,400	$ 85,834
Weatherford International Ltd. (a)	3,120	214,219
		2,388,561
Oil, Gas & Consumable Fuels - 8.7%
Amerada Hess Corp.	700	96,250
Apache Corp.	1,430	107,565
Chevron Corp.	8,440	546,321
ConocoPhillips	2,280	159,395
El Paso Corp.	7,500	104,250
Encore Acquisition Co. (a)	1,650	64,103
Exxon Mobil Corp.	22,800	1,448,712
Occidental Petroleum Corp.	2,200	187,946
OMI Corp.	2,500	44,675
Quicksilver Resources, Inc. (a)	6,500	310,635
Valero Energy Corp.	2,500	282,650
		3,352,502
TOTAL ENERGY		5,741,063
FINANCIALS - 20.6%
Capital Markets - 3.7%
Bear Stearns Companies, Inc.	550	60,363
Charles Schwab Corp.	2,600	37,518
Investors Financial Services Corp.	1,500	49,350
Lehman Brothers Holdings, Inc.	1,050	122,304
Merrill Lynch & Co., Inc.	4,840	296,934
Morgan Stanley	7,400	399,156
National Financial Partners Corp.	800	36,112
Nomura Holdings, Inc.	4,000	62,160
Nuveen Investments, Inc. Class A	1,200	47,268
State Street Corp.	3,500	171,220
TradeStation Group, Inc. (a)	4,300	43,602
UBS AG (NY Shares)	1,000	85,500
		1,411,487
Commercial Banks - 4.0%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	3,740	182,961
Bank of America Corp.	15,008	631,837
Korea Exchange Bank (a)	8,930	99,698
UCBH Holdings, Inc.	3,600	65,952
Wachovia Corp.	8,412	400,327
Wells Fargo & Co.	2,670	156,382
		1,537,157
Diversified Financial Services - 2.9%
Citigroup, Inc.	11,050	502,996
JPMorgan Chase & Co.	17,896	607,211
		1,110,207
Insurance - 7.7%
ACE Ltd.	6,820	321,017

	Shares	Value
American International Group, Inc.	26,010	$ 1,611,572
Hartford Financial Services Group, Inc.	3,800	293,246
Hilb Rogal & Hobbs Co.	3,100	115,692
Montpelier Re Holdings Ltd.	1,000	24,850
PartnerRe Ltd.	3,400	217,770
Platinum Underwriters Holdings Ltd.	1,600	47,824
Scottish Re Group Ltd.	1,700	40,528
The Chubb Corp.	360	32,238
Unitrin, Inc.	300	14,238
W.R. Berkley Corp.	6,600	260,568
		2,979,543
Real Estate - 0.9%
Apartment Investment & Management Co. Class A	2,400	93,072
Equity Lifestyle Properties, Inc.	150	6,750
Equity Residential (SBI)	2,800	105,980
General Growth Properties, Inc.	2,870	128,949
Spirit Finance Corp. (c)	200	2,250
		337,001
Thrifts & Mortgage Finance - 1.4%
Doral Financial Corp.	3,300	43,131
Fannie Mae	3,510	157,318
Freddie Mac	1,900	107,274
Golden West Financial Corp., Delaware	670	39,791
Hudson City Bancorp, Inc.	2,600	30,940
New York Community Bancorp, Inc.	1,000	16,400
Sovereign Bancorp, Inc.	6,800	149,872
W Holding Co., Inc.	459	4,388
		549,114
TOTAL FINANCIALS		7,924,509
HEALTH CARE - 10.5%
Biotechnology - 2.2%
Alkermes, Inc. (a)	1,000	16,800
Alnylam Pharmaceuticals, Inc. (a)	5,300	59,890
Amgen, Inc. (a)	1,200	95,604
Biogen Idec, Inc. (a)	2,200	86,856
BioMarin Pharmaceutical, Inc. (a)	1,800	15,714
Cephalon, Inc. (a)	7,100	329,582
Genentech, Inc. (a)	750	63,158
MedImmune, Inc. (a)	4,200	141,330
ONYX Pharmaceuticals, Inc. (a)	700	17,486
Serologicals Corp. (a)	1,200	27,072
		853,492
Health Care Equipment & Supplies - 4.2%
Baxter International, Inc.	17,280	688,954
C.R. Bard, Inc.	900	59,427
CONMED Corp. (a)	700	19,516
Dade Behring Holdings, Inc.	1,400	51,324
Dionex Corp. (a)	700	37,975
Medtronic, Inc.	4,640	248,797
PerkinElmer, Inc.	5,800	118,146
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Syneron Medical Ltd. (a)	500	$ 18,270
Thermo Electron Corp. (a)	4,500	139,050
Varian, Inc. (a)	300	10,296
Waters Corp. (a)	5,050	210,080
		1,601,835
Health Care Providers & Services - 0.8%
McKesson Corp.	1,000	47,450
Psychiatric Solutions, Inc. (a)	1,400	75,922
Sierra Health Services, Inc. (a)	550	37,879
UnitedHealth Group, Inc.	2,360	132,632
WebMD Health Corp. Class A	700	17,254
		311,137
Pharmaceuticals - 3.3%
Allergan, Inc.	900	82,458
Connetics Corp. (a)	1,000	16,910
Pfizer, Inc.	17,220	429,983
Schering-Plough Corp.	12,850	270,493
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,800	93,576
Wyeth	8,360	386,817
		1,280,237
TOTAL HEALTH CARE		4,046,701
INDUSTRIALS - 14.6%
Aerospace & Defense - 4.3%
Hexcel Corp. (a)	3,700	67,673
Honeywell International, Inc.	37,100	1,391,250
K&F Industries Holdings, Inc.	200	3,346
Raytheon Co.	4,000	152,080
The Boeing Co.	850	57,758
		1,672,107
Air Freight & Logistics - 0.2%
EGL, Inc. (a)	2,600	70,590
Airlines - 0.6%
ACE Aviation Holdings, Inc. Class A (a)	2,000	61,087
AirTran Holdings, Inc. (a)	5,200	65,832
JetBlue Airways Corp. (a)	2,400	42,240
Southwest Airlines Co.	2,400	35,640
US Airways Group, Inc. (a)	1,000	21,010
		225,809
Building Products - 0.3%
Lennox International, Inc.	2,200	60,302
Masco Corp.	1,100	33,748
		94,050
Commercial Services & Supplies - 0.1%
Robert Half International, Inc.	1,000	35,590

	Shares	Value
Construction & Engineering - 1.6%
Chicago Bridge & Iron Co. NV (NY Shares)	2,940	$ 91,405
Dycom Industries, Inc. (a)	3,200	64,704
Fluor Corp.	3,100	199,578
Foster Wheeler Ltd. (a)	1,400	43,246
Jacobs Engineering Group, Inc. (a)	2,500	168,500
MasTec, Inc. (a)	4,500	49,050
		616,483
Electrical Equipment - 0.3%
ABB Ltd. sponsored ADR (a)	5,500	40,480
Rockwell Automation, Inc.	1,600	84,640
		125,120
Industrial Conglomerates - 5.5%
3M Co.	700	51,352
General Electric Co.	43,540	1,465,992
Smiths Group PLC	5,700	96,456
Tyco International Ltd.	18,630	518,846
		2,132,646
Machinery - 0.6%
ITT Industries, Inc.	1,550	176,080
Watts Water Technologies, Inc. Class A	1,300	37,505
		213,585
Road & Rail - 0.6%
Norfolk Southern Corp.	6,000	243,360
Trading Companies & Distributors - 0.5%
Watsco, Inc.	1,900	100,909
WESCO International, Inc. (a)	2,800	94,836
		195,745
TOTAL INDUSTRIALS		5,625,085
INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 1.0%
Comverse Technology, Inc. (a)	4,200	110,334
Extreme Networks, Inc. (a)	4,000	17,800
Juniper Networks, Inc. (a)	3,300	78,507
Motorola, Inc.	2,000	44,180
Nokia Corp. sponsored ADR	9,000	152,190
		403,011
Computers & Peripherals - 2.0%
Dell, Inc. (a)	500	17,100
EMC Corp. (a)	4,100	53,054
Hewlett-Packard Co.	21,800	636,560
Maxtor Corp. (a)	8,200	36,080
Western Digital Corp. (a)	2,200	28,446
		771,240
Electronic Equipment & Instruments - 1.9%
Agilent Technologies, Inc. (a)	10,500	343,875
Amphenol Corp. Class A	1,700	68,578
Jabil Circuit, Inc. (a)	1,800	55,656
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Symbol Technologies, Inc.	5,500	$ 53,240
Trimble Navigation Ltd. (a)	2,600	87,594
TTM Technologies, Inc. (a)	3,400	24,310
Vishay Intertechnology, Inc. (a)	8,000	95,600
		728,853
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	1,500	23,925
Digital River, Inc. (a)	800	27,880
Google, Inc. Class A (sub. vtg.) (a)	750	237,345
Yahoo!, Inc. (a)	3,400	115,056
		404,206
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	1,900	103,740
Anteon International Corp. (a)	1,140	48,746
Ceridian Corp. (a)	2,300	47,725
		200,211
Office Electronics - 0.3%
Xerox Corp. (a)	2,400	32,760
Zebra Technologies Corp. Class A (a)	2,000	78,180
		110,940
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	1,900	70,566
Cabot Microelectronics Corp. (a)	1,340	39,369
Freescale Semiconductor, Inc. Class A (a)	1,920	44,947
Intel Corp.	5,800	142,970
Maxim Integrated Products, Inc.	2,600	110,890
Micron Technology, Inc. (a)	4,400	58,520
PMC-Sierra, Inc. (a)	2,263	19,937
Samsung Electronics Co. Ltd.	75	42,262
		529,461
Software - 2.3%
BEA Systems, Inc. (a)	7,400	66,452
Cognos, Inc. (a)	800	30,944
Electronic Arts, Inc. (a)	700	39,823
Macrovision Corp. (a)	100	1,910
Microsoft Corp.	16,210	417,083
NAVTEQ Corp. (a)	1,900	94,905
Oracle Corp. (a)	2,200	27,258
Siebel Systems, Inc.	5,600	57,848
Symantec Corp. (a)	5,800	131,428
Ulticom, Inc. (a)	3,300	36,399
		904,050
TOTAL INFORMATION TECHNOLOGY		4,051,972
MATERIALS - 6.2%
Chemicals - 3.6%
Chemtura Corp.	1,900	23,598

	Shares	Value
E.I. du Pont de Nemours & Co.	12,820	$ 502,159
Ecolab, Inc.	1,200	38,316
Georgia Gulf Corp.	1,500	36,120
Lyondell Chemical Co.	9,675	276,899
Monsanto Co.	1,880	117,970
Mosaic Co. (a)	3,899	62,462
NOVA Chemicals Corp.	2,500	91,928
Praxair, Inc.	2,900	138,997
Rockwood Holdings, Inc.	1,700	32,385
Rohm & Haas Co.	1,600	65,808
		1,386,642
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	1,200	94,152
Containers & Packaging - 0.9%
Crown Holdings, Inc. (a)	1,200	19,128
Owens-Illinois, Inc. (a)	5,930	122,277
Packaging Corp. of America	3,500	67,935
Smurfit-Stone Container Corp. (a)	14,646	151,733
		361,073
Metals & Mining - 1.4%
Alcoa, Inc.	5,200	126,984
Breakwater Resources Ltd. (a)	61,000	19,676
Freeport-McMoRan Copper & Gold, Inc. Class B	1,700	82,603
Industrias Penoles SA de CV	3,200	14,413
Newmont Mining Corp.	6,050	285,379
		529,055
TOTAL MATERIALS		2,370,922
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 2.3%
Covad Communications Group, Inc. (a)	65,400	69,324
SBC Communications, Inc.	22,490	539,085
Telewest Global, Inc. (a)	4,350	99,833
Verizon Communications, Inc.	5,100	166,719
		874,961
Wireless Telecommunication Services - 2.3%
ALLTEL Corp.	700	45,577
American Tower Corp. Class A (a)	9,000	224,550
Leap Wireless International, Inc. (a)	800	28,160
Nextel Partners, Inc. Class A (a)	6,800	170,680
Sprint Nextel Corp.	17,844	424,330
		893,297
TOTAL TELECOMMUNICATION SERVICES		1,768,258
UTILITIES - 1.1%
Electric Utilities - 0.3%
Entergy Corp.	580	43,106
PPL Corp.	2,840	91,817
		134,923
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	3,900	$ 64,077
TXU Corp.	250	28,220
		92,297
Multi-Utilities - 0.6%
CMS Energy Corp. (a)	6,200	101,990
PG&E Corp.	2,450	96,163
Public Service Enterprise Group, Inc.	300	19,308
		217,461
TOTAL UTILITIES		444,681
TOTAL COMMON STOCKS (Cost $35,909,010)		37,453,172
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 3.82% (b) (Cost $1,366,654)	1,366,654	1,366,654
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $37,275,664)		38,819,826
NET OTHER ASSETS - (0.8)%		(308,761)
NET ASSETS - 100%		$ 38,511,065
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,250 or 0.0% of net assets.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $37,375,909. Net unrealized appreciation aggregated $1,443,917, of which $2,437,993 related to appreciated investment securities and $994,076 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 18, 2005